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As filed with the Securities and Exchange Commission on April 25, 2002.

Registration Nos. 333-84701
811-07543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
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Post-Effective Amendment No. 4	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 80	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

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One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of Depositor's Principal Executive Offices (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Edward M. Shea, Esq.

Assistant Vice President and Senior Counsel

Keyport Life Insurance Company

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 1, 2002 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485

( ) on [date] pursuant to paragraph (a) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

PART A

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Prospectus for
The Stein Roe Variable Annuity
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
issued by
Variable Account A
of
Keyport Life Insurance Company
125 High Street
Boston, Massachusetts 02110

Service Office:
Keyport Life Insurance Company
P.O. Box 691
Leesburg, VA 20178
(877) 569-3789

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This prospectus describes the Stein Roe variable annuity Contracts offered by Keyport Life Insurance Company. This Contract may be sold under different names. Most transactions involving this Contract may be performed through the Internet Service Center.

The value of your Contract will fluctuate on a variable basis. The Contract is designed to help you in your retirement planning. You may purchase it on a tax qualified or non-tax qualified basis.

To apply for the Contract, you must be of legal age, in a state where the Contracts may lawfully be sold.

You may not purchase a Contract if either you or the Annuitant is over 90 years old before we receive your application. You may not purchase a tax-qualified Contract if you or the Annuitant are over 75 years old before we receive your application (age 90 applies to Roth IRAs).

The minimum initial purchase payment for the Contract in most cases is $1,000. The minimum initial purchase payment is less than $1,000 if you elect to have monthly electronic fund transfers. After the initial purchase payment, the minimum subsequent payment is $100. We reserve the right to limit the total purchase payments made under this Contract to $5,000,000.

We will allocate your purchase payments to the investment options in the proportions you choose. The Contract currently offers thirteen investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

LIBERTY VARIABLE INVESTMENT TRUST: Colonial High Yield Securities Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Newport Tiger Fund, Variable Series; and Stein Roe Global Utilities Fund, Variable Series

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STEINROE VARIABLE INVESTMENT TRUST: Liberty Federal Securities Fund, Variable Series; Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series

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WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; and Wanger U.S. Small Cap

Prospectuses for the Eligible Funds are attached. The purchase of a Contract involves certain risks. Investment performance of the Sub-accounts to which you may allocate purchase payments may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Contract Value under the Contract. An investment in the Stein Roe Money Market Sub-account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Stein Roe Money Market Sub-account seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the Stein Roe Money Market Sub-account.

This prospectus contains important information about the Contract you should know before investing. You should read it before investing and keep it for future reference. You may download or print the prospectus from our website. If you prefer a paper copy of this prospectus or the prospectuses for the Eligible Funds, please call or write our Service Office at the address above.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. A table of contents for the SAI appears on the last page of this prospectus. If you would like a free paper copy of this SAI, e-mail Help@mail.annuitynet.com or call the telephone number provided above. The SAI is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available through the SEC website or, if you prefer a paper copy, you may send an e-mail request to our Internet Service Center or by calling the telephone number above.

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The date of this prospectus is May 1, 2002.

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The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Definitions
Summary of Contract Features
Fee Table
Example
Explanation of Fee Table and Example
Condensed Financial Information
Performance Information
Keyport and the Variable Account
Purchase Payments and Applications
Investments of the Variable Account
  Allocations of Purchase Payments
  Eligible Funds
  Transfer of Variable Account Value
  Limits on Transfers
  Substitution of Eligible Funds and Other Variable Account Changes
Deductions
  Deductions for Annuity Asset Charge
  Deductions for Transfers of Variable Account Value
  Deductions for Premium Taxes
  Deductions for Income Taxes
  Total Variable Account Expenses
The Contracts
  Variable Account Value
  Valuation Periods
  Calculation of Contract Value
  Modification of the Contract
  Right to Revoke
Death Benefit Provisions
  Death of Annuitant
Contract Ownership
Assignment
Partial Withdrawals and Surrender
Annuity Provisions
  Annuity Benefits
  Annuity Option and Income Date
  Annuity Options
  Variable Annuity Payment Values
  Proof of Age, Sex, and Survival of Annuitant
Suspension of Payments
Advertising
Tax Status
  Introduction
  Taxation of Annuities in General
  Qualified Plans
  Individual Retirement Annuities
  Annuity Purchases by Nonresident Aliens
Variable Account Voting Privileges
Sales of the Contracts
Legal Proceedings
Records and Reports
Inquiries by Contract Owners
Table of Contents--Statement of Additional Information

DEFINITIONS

Accumulation Unit: A unit of measurement that we use to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based starting on the Income Date.

Annuity Option: A form of payment of the annuity available under the Contract.

Annuity Payment: An amount paid at regular intervals after the Income Date under one of several Annuity Options. The amount paid may vary.

Annuity Unit: A unit of measure used to calculate the amount of Annuity Payments after the Income Date.

Contract: The variable annuity contract between you and us.

Contract Anniversary: Each anniversary of the Contract Date.

Contract Date: The date your Contract becomes effective. The date we receive your completed application and initial purchase payment.

Contract Owner ("you"): The person(s) having the privileges of ownership defined in the Contract.

Contract Value: The value of all Variable Account amounts at a given time.

Contract Year: Each 12-month period beginning on the Contract Date and each Contract Anniversary thereafter.

Company ("we", "us", "our", "Keyport"): Keyport Life Insurance Company.

Designated Beneficiary: The person you designate to receive any death benefits under the Contract.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of your Contract before the Income Date, as long as:

(1)	you do not totally surrender it,
(2)	your Contract Value is greater than zero, and
(3)	if the Annuitant or any Contract Owner has died, fewer than five years have passed since the date of death.

Income Date: The date on which Annuity Payments are to begin.

Internet Service Center: The Internet site that provides variable annuity contract documents and information to current and prospective Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

Non-Qualified Contract: Any Contract that is not issued under a Qualified Plan.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Sub-account: The portion of the Variable Account that invests in shares of a particular Eligible Fund.

Valuation Date: Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period: The period commencing at the close of trading (currently 4:00 P.M. EST) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

Variable Account: Variable Account A that is a separate investment account of the Company into which purchase payments under the Contracts may be allocated. The Variable Account is divided into Sub-accounts, each of which invests in shares of an Eligible Fund.

SUMMARY OF CONTRACT FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus before deciding to invest. Further, individual state requirements that differ from the information in this prospectus are described in supplements to this prospectus or in endorsements to the Contract.

WHAT ARE MY INVESTMENT CHOICES? You can allocate and reallocate your investment among the Sub-accounts of the Variable Account, each of which in turn invests in one of the following Eligible Funds:

Liberty Variable Investment Trust ("Liberty Trust")
  Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield Securities")
  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic Income")
  Colonial U.S. Growth & Income Fund, Variable Series ("Colonial U.S. Growth & Income")
  Newport Tiger Fund, Variable Series ("Newport Tiger")
  Stein Roe Global Utilities Fund, Variable Series ("Stein Roe Global Utilities")

SteinRoe Variable Investment Trust ("SteinRoe Trust")
  Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities")
  Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced")
  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")
  Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market")

Wanger Advisors Trust ("Wanger Trust")
  Wanger Foreign Forty fund ("Wanger Foreign Forty")
  Wanger International Small Cap fund ("Wanger International Small Cap")
  Wanger Twenty fund ("Wanger Twenty")
  Wanger U.S. Small Cap fund ("Wanger U.S. Small Cap")

HOW DOES THE CONTRACT WORK? During the accumulation period, you may make purchase payments to us. Prior to annuitization, you may choose to withdraw some or all of your Contract Value. When you begin Annuity Payments, your periodic Annuity Payments will be based upon your Contract Value on the Income Date. Subsequently, Annuity Payments will vary depending upon the performance of the Funds you select. (See "The Contracts".)

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Most transactions associated with your Contract can be accomplished through the Internet Service Center. We will send you information concerning your Contract, and you can receive documents concerning your Contract, through the Internet Service Center. You can monitor the status of your Contract, move funds from one Sub-account to another, change your e-mail or mailing address, etc., all through the Internet Service Center. For security reasons, we may issue you a PIN or password which you will use to access the Internet Service Center. Certain transactions, however, such as a change of Beneficiary or certain withdrawals of funds from the Contract, may not be completed through the Internet Service Center, but will also require a signed request that is faxed or mailed to our Service Office.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We apply an annual charge totaling .65% to the daily net asset value of the Variable Account. (See "Deductions".)

Each Eligible Fund also has additional operating expenses associated with its daily operation. Finally, each fund pays a management fee to its investment advisors based upon the average daily net asset value of the Fund. See the FEE TABLE. These fees and expenses are more fully described in the prospectuses for the funds.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts upon full surrender (including a surrender for the Death Benefit) or annuitization.

HOW WILL MY ANNUITY PAYMENTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Option. Your periodic payment will be based upon the Annuity Option you selected, the changing values of the Sub-accounts in which you have invested, and your age at the Income Date. (See "Annuity Options".) Remember that you will benefit from any gain, and bear the risk of any drop, in the value of the securities in the Sub-accounts of the Variable Account.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay to your designated beneficiary the greater of your Contract Value or the sum of your purchase payments adjusted for partial withdrawals. (See "Death Provisions".)

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes. (See "Partial Withdrawals and Surrender".) You will be subject to income taxes on any earnings you withdraw and you may also be subject to a 10% income tax penalty. (See "Tax Status".)

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid, to the Service Office of Keyport, it will be canceled. During this period (the "Right to Revoke Period"), your purchase payments will be invested in the Stein Roe Money Market Sub-account. (See "Right to Revoke".)

FEE TABLE

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases:	0%
Maximum Surrender Charge
(as a percentage of purchase payments):	0%

Annual Contract Maintenance Charge:	$0

Maximum Transfer Charge (currently $0):	$10*
(Currently waived. See "Limits on Transfers".)

Variable Account Annual Expenses
(as a percentage of average net assets)
Annuity Asset Charge:	.65%
(This charge is for administrative, mortality and expense risk fees. See "Deductions".)

Total Variable Account Annual Expenses:	.65%

* Applicable to each transfer after the first twelve transfers in each Contract Year. We currently are waiving this fee. See "Deductions for Transfers of Variable Account Value".

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Liberty Trust, SteinRoe Trust and Wanger Trust Annual Expenses1
(Numbers in Parentheses Represent Expenses After Any Fee Waiver and/or Expense Reimbursement)2
(as a percentage of average net assets)
			Total Fund
	Management	Other	Operating
Fund	Fees	Expenses	Expenses

Colonial High Yield Securities	.60%	.33%	.93%
Colonial Strategic Income	.65%	.20%	.85%
Colonial U.S. Growth & Income	.80%	.16%	.96%
Newport Tiger	.90%	.41%	1.31%
Stein Roe Global Utilities	.65%	.28%	.93%
Stein Roe Balanced	.60%	.11%	.71%
Stein Roe Growth Stock	.65%	.11%	.76%
Stein Roe Money Market	.50%	.06%	.56%
Liberty Federal Securities	.55%	.14%	.69%
Wanger Foreign Forty	1.00%	.45%	1.45%
Wanger International Small Cap	1.24%	.19%	1.43%
Wanger Twenty	.95%	.38%	1.33%
Wanger U.S. Small Cap	.94%	.05%	.99%

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The above expenses for the Eligible Funds were provided by the Funds. We have not independently verified the accuracy of the information.

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1All Trust and Fund expenses are for 2001. The Liberty Trust, SteinRoe Trust and Wanger Trust expenses reflect such Trust's manager's agreement to reimburse expenses above certain limits (see footnote 2).

2The manager and distributor of Liberty Trust have agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Colonial Strategic Income, Colonial U.S. Growth & Income and Stein Roe Global Utilities; 1.75% for Newport Tiger; and .95% for Colonial High Yield Securities. The Liberty Trust's manager and distributor were not required to reimburse expenses in 2001.

The manager and distributor of SteinRoe Trust have agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.75%; for Stein Roe Growth Stock--.80%; Liberty Federal Securities--.70%; and for Stein Roe Money Market--.65%. The SteinRoe Trust's manager and distributor were not required to reimburse expenses in 2001.

The manager of Wanger Trust has agreed to reimburse total operating expenses in excess of the following percentage of average net assets of the following Eligible Funds: 1.35% for Wanger Twenty; 1.45% for Wanger Foreign Forty and 2.00% for Wanger International Small Cap and Wanger U.S. Small Cap. The Wanger Trust's manager was not required to reimburse expenses in 2001.

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EXAMPLE

Example 1. If your Contract stays in force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.

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Sub-account	1 Year	3 Years	5 Years	10 Years

Colonial High Yield Securities	18	59	107	263
Colonial Strategic Income	18	57	103	252
Colonial U.S. Growth & Income	19	60	109	267
Newport Tiger	22	72	129	312
Stein Roe Global Utilities	18	59	107	263
Stein Roe Balanced	16	52	95	233
Stein Roe Growth Stock	17	54	98	240
Stein Roe Money Market	15	48	86	213
Liberty Federal Securities	16	52	94	231
Wanger Foreign Forty	24	76	137	330
Wanger International Small Cap	23	75	135	327
Wanger Twenty	22	72	130	315
Wanger U.S. Small Cap	19	61	111	271

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EXPLANATION OF FEE TABLE AND EXAMPLE

The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Contract. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which currently range from 0% to 3.5%) from Contract Value upon full surrender, death or annuitization.

The example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Trust Management Organizations" in the prospectuses for Liberty Trust and SteinRoe Trust, and "Management Fees" in the prospectus for Wanger Trust.

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CONDENSED FINANCIAL INFORMATION
	Accumulation Unit Values*

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Year**	of Year	of Year	Year

Colonial High Yield Securities	$ 9.270	$ 8.964	166	2001
	10.021	9.270	16,299	2000
	10.000	10.021	0	1999
Available in 1999 but no accumulation units were purchased

Colonial Strategic Income	9.968	10.278	295	2001
	10.027	9.968	0	2000
	10.000	10.027	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Colonial U.S. Growth & Income	10.596	10.464	1,163	2001
	10.294	10.596	0	2000
	10.000	10.294	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Newport Tiger	8.748	7.085	170,614	2001
	10.436	8.748	61	2000
	10.000	10.436	0	1999
Available in 1999 but no accumulation units were purchased

Stein Roe Global Utilities	9.012	7.699	383	2001
	10.449	9.012	0	2000
	10.000	10.449	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Stein Roe Balanced	10.052	9.069	0	2001
	10.228	10.052	0	2000
	10.000	10.228	0	1999
Available in 1999, 2000 and 2001 but no accumulation units were purchased

Stein Roe Growth Stock	9.059	6.785	0	2001
	10.363	9.059	0	2000
	10.000	10.363	0	1999
Available in 1999, 2000 and 2001 but no accumulation units were purchased

Stein Roe Money Market	10.553	10.865	669,737	2001
	10.017	10.553	8,105	2000
	10.000	10.017	0	1999
Available in 1999 but no accumulation units were purchased

Liberty Federal Securities	11.030	11.729	510	2001
	10.008	11.030	25,444	2000
	10.000	10.008	0	1999
Available in 1999 but no accumulation units were purchased

Wanger Foreign Forty	10.260	7.481	23,020	2001
	10.000	10.260	0	2000
Available in 2000 but no accumulation units were purchased

Wanger International Small Cap	9.535	7.469	71,826	2001
	10.000	9.535	0	2000
Available in 2000 but no accumulation units were purchased

Wanger Twenty	10.241	11.099	0	2001
	10.000	10.241	0	2000
Available in 2000 and 2001 but no accumulation units were purchased

Wanger U.S. Small Cap	10.603	11.734	549	2001
	10.000	10.603	0	2000
Available in 2000 but no accumulation units were purchased

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* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of the date the Eligible Fund Sub-account first became available.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an estimate or guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular Contract Owner.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

We may also present, along with any current required performance information for the Sub-accounts, additional total return information that is computed on a different basis. Certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Contracts described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Contract for the specified time periods.

The Stein Roe Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account but does not include premium tax charges. The yield would be lower if those charges were included.

We calculate the effective yield of the Stein Roe Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

KEYPORT AND THE VARIABLE ACCOUNT

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We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive is at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and our administrative office is at 125 High Street, Boston, Massachusetts 02110. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865. The mailing address of our Service Office is Post Office Box 691, Leesburg, Virginia 20178. Our Internet Service Center is http://www.AnnuityNet.com.

We write individual life insurance and individual and group annuity contracts that are "non-participating". That is, we do not pay dividends or benefits based on our financial performance. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands."""""" We are rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA+ (with negative outlook) for very strong financial security, Moody's rates us Aa2 (with positive outlook) for excellent financial strength and Fitch rates us AA (with positive outlook) for strong financial strength. The Best's A+ rating is the second highest rating level out of 16 rating levels. The S&P AA+ rating is the second highest rating level out of 21 rating levels. The Moody's Aa2 rating is the third highest rating level out of 21 rating levels. The Fitch AA rating is the third highest rating level out of 24 rating levels. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets. Our ratings do not affect or influence the performance of the Eligible Funds or the Separate Account.

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We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

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We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life Assurance"), a multi-line insurance and financial services institution. We were acquired by Sun Life Assurance in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts. We are ultimately controlled by Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a corporation organized in Canada, that is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Philippines stock exchanges.

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We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Contracts are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Contract Date. The minimum initial purchase payment is $1,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $100 or any lesser amount we may permit. We will reduce the minimum initial purchase payment to $100 in cases where you establish automatic subsequent purchase payments of no less than $100 per month by electronic funds transfer. If you elect an initial purchase payment of less that $1,000 and do not make the required monthly subsequent purchase payments by electronic funds transfer, we reserve the right to cancel this Contract and return the Contract Value to you. We may reject any purchase payment or any application. Purchase payments are allocated to a Contract based on the applicable Sub-account accumulation unit value(s) next determined after we receive it.

We have attempted to make the application process for the Contract as simple as possible. You may apply for the Contract on this Internet Service Center website (http://www.AnnuityNet.com) by completing our online application. During the application process, information is transferred between your computer and the Internet Service Center through a secure internet connection. In order to complete the online application, you will need to supply the following information:

o	the full name, address, telephone number, date of birth, and Social Security or Taxpayer Identification Number for the Primary Owner, Annuitant, and any Joint Owner; and

o	the full name, address, and relationship to the Owner of any Beneficiary(ies) that you wish to designate. If you do not designate any Beneficiary(ies), your estate will be the Beneficiary.

Once you have completed the online application, you will be asked to print a copy of the application. You must sign this application and fax or mail it to our Service Office before we can process your application.

You may make your initial purchase payment by personal check, by enclosing your check with your signed application. During the online application process, you may also choose to make purchase payments by Electronic Funds Transfer (EFT). If you choose the EFT option, it will still be necessary for you to enclose either a deposit slip or a voided check with your signed application when you mail the application to our Service Office.

If your application for a Contract is complete, we will apply your initial purchase payment to the Variable Account within two business days of receipt. During the free-look period, your purchase payment will be held in the Stein Roe Money Market Fund Sub-account. After the free-look period has ended, your purchase payment will be allocated to the Sub-accounts you have selected. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification by e-mail, to your last known e-mail address, showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We may request you to confirm that the information is correct by signing a copy of the letter or a Contract delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Contract relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Eligible Funds. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

We will invest your initial purchase payment to the Variable Account in the Sub-accounts you choose, after the expiration of the Right to Revoke Period. Your selection must specify the percentage of the initial purchase payment that is allocated to each Sub-account. The percentage for each Sub-account, if not zero, must be a whole number. The total of your specified allocations for the initial purchase payment must equal 100%. You may change the allocation percentages for subsequent purchase payments without fee, penalty or other charge. You can specify new allocation percentages for future purchase payments at any time by making your new allocation percentage choices through the Internet Service Center.

Eligible Funds

The Eligible Funds are the separate funds listed within the Liberty Trust, SteinRoe Trust and Wanger Trust. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Eligible Funds possibly will not meet their investment objectives. You should carefully review their attached prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following caption: Liberty Trust, SteinRoe Trust and Wanger Trust - "Mixed and Shared Funding".

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Liberty Advisory Services Corp. ("LASC") is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate, is the sub-adviser for the Eligible Funds except for Newport Tiger and Stein Roe Global Utilities. Newport Fund Management, Inc., an affiliate, is sub-adviser for Newport Tiger.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and sub-adviser for Stein Roe Global Utilities.

Liberty Wanger Asset Management, L.P. ("LWAM") is the investment adviser for each Eligible Fund of Wanger Trust.

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We briefly describe the Eligible Funds and the objectives they seek to achieve below:

Eligible Funds of Liberty Trust
and Variable Account Sub-accounts	Investment Objective

Colonial High Yield Securities	High current income and total
(Colonial High Yield Securities Sub-account)	return by investing primarily
in lower rated corporate debt securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income Sub-account)	is consistent with prudent risk and
maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate debt securities.

Colonial U.S. Growth & Income	Long-term growth and income
(Colonial U.S. Growth & Income Sub-account)	by investing primarily in large
capitalization equity securities.

Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong Kong,
Singapore, South Korea, Taiwan,
Malaysia, Thailand, Indonesia,
India, China and the Philippines).

Stein Roe Global Utilities	Current income and long-term growth
(Stein Roe Global Utilities Sub-account)	of capital and income.

Eligible Funds of SteinRoe Trust
and Variable Account Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities Sub-account)	income consistent with safety of
principal and maintenance of
liquidity through investment
Primarily in mortgage backed securities.

Stein Roe Balanced	High total investment return
(Stein Roe Balanced Sub-account)	through investment in a changing
mix of securities.

Stein Roe Growth Stock	Long-term growth of capital through
(Stein Roe Growth Stock Sub-account)	investment primarily in common stocks.

Stein Roe Money Market	High current income from short-term
(Stein Roe Money Market Sub-account)	money market instruments while
emphasizing preservation of capital
and maintaining excellent liquidity.

Eligible Funds of Wanger Trust
And Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Small Cap	Long-term growth of capital.
(Wanger U.S. Small Cap Sub-account)

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another after the Right to Revoke Period.

We may charge a transfer fee or limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Contract Year. We will notify you by e-mail, at your last known e-mail address, prior to charging any transfer fee or changing the limitation concerning the number of transfers we permit. The transfer fee will not exceed $10.

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Currently, we limit the number or frequency of transfers as follows:

o	we impose a transfer limit of one transfer every 30 days, and

o

we limit each transfer to a maximum of $2,000,000, or such greater amount as we may permit. We treat all transfer requests for a Contract made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Contract you own. The total combined transfer amount is subject to the maximum limitation. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Contracts by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The maximum limitation applies to such transfers. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers.

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If we have executed a transfer with respect to your Contract as part of a multiple transfer request, we will not execute another transfer request for your Contract for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Contract Owners must indirectly bear.

You may notify us in writing of your transfer requests or you may submit your transfer requests through the Internet Service Center. If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Contract, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in relation to the Variable Account and Eligible Funds:

o	to operate the Variable Account in any form permitted by law;

o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts;

o	to add, combine or remove Sub-accounts in the Variable Account; and

o	to change how we assess charges, so long as we do not increase them above the maximum total amount shown in the Fee Table in connection with your Contract.

DEDUCTIONS

Deductions for Annuity Asset Charge

We deduct an annuity asset charge on a daily basis in computing the Accumulation Unit Values and the Annuity Unit Values from each Sub-account. The annuity asset charge is equal, on an annual basis, to .65% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

The charge compensates us for administrative expenses we incur and for mortality and expense risks we assume. Our administrative expenses include, but are not limited to, bookkeeping costs, the cost of maintaining our Service Office and our Internet Service Center, and the costs associated with sales of the Contract. We assume the risk that annuitants as a class may live longer than expected (mortality risk), and that expenses may be higher than the deductions for those expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions exceed our actual expenses, the excess will be profit to us.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Contract allows us to charge up to $10 for each transfer in excess of 12 per year. We will notify you by e-mail, at your last known e-mail address, prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Contract Value upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Contract you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of those states. Currently such premium taxes range from 0% to 3.5% of total purchase payments.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Contract that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the annuity asset charge and, if applicable, a tax charge factor. (See "Calculation of Contract Value".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. Each Eligible Fund pays a management fee to its investment adviser(s) based upon the average daily net asset value of the Fund. Each Eligible Fund also has additional operating expenses associated with the daily operation of the funds. The prospectuses for the Eligible Funds describe these deductions and expenses.

THE CONTRACTS

Variable Account Value

The Variable Account Value for your Contract is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Contract and the appropriate Sub-account. Purchase payments are credited to your Contract using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value per share of the Eligible Fund shares. A valuation period is the period generally beginning at 4:00 P.M. (ET), or any other time for the close of trading on the New York Stock Exchange, and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends; New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

Calculation of Contract Value

Contract Value at any time prior to the Income Date equals the sum of the values of the Accumulation Units credited in the Sub-accounts under the Contract. Your Contract Value will fluctuate with the investment results of the Eligible Funds underlying the Sub-accounts you have selected.

The value of a Sub-account on any Valuation Date is the number of Accumulation Units in the Sub-account multiplied by the value of an Accumulation Unit in the Sub-account at the end of the Valuation Period.

Accumulation Units for each Sub-account are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Sub-account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-account for any later Valuation Period is determined as follows:

o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include the daily charge (see below) imposed on the Sub-account, and may include a tax charge factor (see below)); and the result is divided by

o	the outstanding number of Accumulation Units in the Sub-account at the beginning of the Valuation Period.

The daily charge imposed on a Sub-account for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period.

No tax charge factor is currently necessary since there are no federal income taxes attributable to the Separate Account. If we determine that there are federal income taxes attributable to the Separate Account, we may create a factor for such taxes to be included in the calculation.

Modification of the Contract

Only our President or Secretary may agree to alter the Contract or waive any of its terms. A change may be made to the Contract if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

Generally, you may return the Contract within 10 days after you receive it by delivering or mailing it to us. You may also cancel the Contract within 10 days through the Internet Service Center. If you return the Contract to us through the mail, the postmark on a properly addressed and postage-prepaid envelope determines if a Contract is returned within the 10-day period. We will treat the returned Contract as if we never issued it. We will promptly refund the Contract Value or purchase payments, whichever is required by state law, as of the date we receive the returned Contract or the date it is cancelled through the Internet Service Center. You may ask us which standard applies to your state. During the Right to Revoke Period, your initial purchase payment will be held in the Stein Roe Money Market Sub-account. Your initial purchase payment will not be transferred to the Sub-account(s) you select until the Right to Revoke Period has ended.

In some states, under applicable law or regulation, your Right to Revoke Period may be longer than 10 days. Please refer to your Contract.

DEATH BENEFIT PROVISIONS

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by mailing a request to our Service Office. A change of Beneficiary may be requested through the Internet Service Center but requires a signed request to be mailed to our Service Office. Each change of Beneficiary revokes any previous designation.

If there is a single Contract Owner and the Contract Owner dies before the Income Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the date on which we approve the payment of the claim.

The Death Benefit is the greater of premium payments or the current Contract Value, less any applicable state premium taxes.

The premium payment death benefit is:

o	the initial premium payment, plus

o	any additional premium payments, minus

o	any partial withdrawals.

We will determine the value of the Death Benefit as of the date on which the death claim is approved for payment. We will approve a claim for a Death Benefit upon receipt of:

o	proof, satisfactory to us, of the death of the Contract Owner;

o	a request for payment of the Death Benefit mailed to our Service Office; and

o	our receipt of all required claim forms, fully completed.

We will make payment of an approved Death Benefit in accordance with applicable laws and regulations governing payment of Death Benefits. We will not allow any payment that does not satisfy the requirements of Internal Revenue Code section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will occur on the death of a Beneficiary:

o	if any Beneficiary dies before the Contract Owner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or

o	if no Beneficiary survives the Contract Owner, the proceeds of the Death Benefit will be paid to the Contract Owner's estate.

The Death Benefit payable to the Beneficiary must be distributed within five years of the Contract Owner's date of death unless the Beneficiary begins receiving within one year of the Contract Owner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contract Owner, then he or she may elect to continue the Contract as Contract Owner. If the Contract Owner is a corporation or other non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and the above distribution rules will apply.

If there are joint Contract Owners, upon the death of the first joint Contract Owner, the surviving joint Contract Owner will receive the Death Benefit. The surviving joint Contract Owner will be treated as the primary, Designated Beneficiary. Any other designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contract Owner, as spouse of the deceased joint Contract Owner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

Death of Annuitant

If the Annuitant is also the Contract Owner or joint Contract Owner, then the Death Benefit will be subject to the provisions of the Contract regarding death of the Contract Owner. If a surviving spouse assumes the contract upon death of a joint Contract Owner Annuitant, then the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, then the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contract Owner or joint Contract Owner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contract Owner (or joint Contract Owner if younger) becomes the Annuitant.

CONTRACT OWNERSHIP

The Contract Owner shall be the person designated in the application and you may exercise all the rights of the Contract. Joint Contract Owners are permitted. Contingent Contract Owners are not permitted.

You may direct us in writing to change the Contract Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

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Because a change of Contract Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

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ASSIGNMENT

You may assign the Contract at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Contract may have limitations on your ability to assign the Contract.

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Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

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PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Contract by notifying us by mail. You may not make a partial withdrawal during the Right to Revoke Period. The minimum withdrawal amount is $300. If the Contract Value after a partial withdrawal would be below $1,000, we will treat the request as a withdrawal of only the amount over $1,000. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

You may totally surrender the Contract by notifying us by mail. Surrendering the Contract will end it. Upon surrender, you will receive the Contract Value less any applicable premium taxes.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you apply any surrender benefit of at least $5,000 to an annuity payment option for yourself. If the Contract Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. Once annuity payments have begun, partial withdrawals and surrenders are available only under Option A. Any partial surrender will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Contract under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, we will begin variable income payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the initial payment(s) on the Income Date by applying the Contract Value less any premium taxes not previously deducted to the option selected. See "Variable Annuity Payment Values" for additional information on how we calculate annuity payment amounts.

Subsequent payments will fluctuate in amount.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application or later. Any Income Date must be:

o	not earlier than the first day after the Contract Date, and

o	not later than the earlier of
	(i)	the later of the Annuitant's 90th birthday and the 10th Contract Anniversary or

	(ii)	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

If you do not select an Income Date for the Annuitant, the Income Date will automatically be the latest date specified above.

You may choose or change an Annuity Option or the Income Date through the Internet Service Center or by writing to us at least 30 days before the Income Date.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other variable income options if we agree. Fixed income payments are not available. If you do not select an Annuity Option, we automatically choose Option B.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any annuity option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time, the payee may elect to receive the present value of the remaining variable annuity payments, commuted at the 5% interest rate (3% for Florida Contracts) used to create the annuity factor for this option (this interest rate for variable annuity payments is also referred to as the assumed investment rate (AIR) or benchmark rate).

Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% (3% for Florida Contracts) interest rate used to create the annuity factor for this option.

The annuity asset charge is deducted during the Option A payment period, but we have no mortality risk during this period.

Currently, we permit the original payee to make a number of changes to variable payments under Option A. For regular PIPs, a change may be made generally only on the anniversary of the date of your initial PIP payment. The permissible changes include:

o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;

o	changing to a life option - note that under this option the payee no longer may end the payments for a commuted value;

o	changing the payment frequency; and

o	changing the day of the month on which payment occurs.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% (3% for Florida Contracts) interest rate used to create the annuity factor for this option.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

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In the case of Options A and B, the present value of remaining payments referred to above will be based on interest compounded annually at the current AIR or benchmark rate and on the assumption that each future payment is equal in amount to a payment determined using the applicable Sub-account annuity unit values for the Valuation Period which ends on the date of determination.

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Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

Variable Annuity Payment Values

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We determine the amount of the first payment by multiplying the Contract Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates based on an assumed annual investment rate (AIR or benchmark rate) of 5% per year (3% per year for Florida Contracts). (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

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Subsequent payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the annuity asset charge) is better or worse than the assumed investment rate. The total dollar amount of each payment will be equal to the sum of all Sub-account payments.

We limit the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the annuity payments to three times per contract year. We reserve the right to change the number of transfers that we allow. Currently, there is also no charge for such transfers. We reserve the right to charge a transfer fee of $10 per transfer for each transfer. We will notify you by e-mail, at your last known e-mail address, of any change in the number of transfers we allow or if we begin to charge any transfer fee.

If you apply the same amount to a particular payment option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

o	the New York Stock Exchange (NYSE) is closed other than customary weekend or holiday closings;

o	trading on the Exchange is restricted;

o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

ADVERTISING

We may provide to you and prospective Contract Owners advertising and other information on a variety of topics. Such topics may include the relationship between certain economic sectors and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation). Such topics may also include, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the rating systems of the A.M. Best and Company, Standard & Poor's, Moody's and Duff & Phelps. The objective of these rating systems is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the Eligible Funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Keyport, the Variable Account, the Eligible Funds and their investment management.

TAX STATUS

Introduction

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This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

You may purchase a Certificate that is not issued under a Qualified Plan ("Non-Qualified Certificate") or a Certificate that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code") (a "Qualified Certificate"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Contract and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, purchase payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Contract.

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

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Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Contract, or annuity payments. A trust or other entity owning a Non-Qualified Contract, other than as an agent for an individual, is taxed differently; increases in the value of a Contract are taxed yearly whether or not a distribution occurs.

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Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Contract, the portion of the surrender payment that exceeds your cost basis in the Contract is subject to tax as ordinary income. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract. For Qualified Contracts, the cost basis is generally zero and the entire surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Contract. If the Designated Beneficiary elects that the lump sum not be paid in order to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of the decedent's basis.

Partial withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Contract, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Contracts is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

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If you assign or pledge a Non-Qualified Contract, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Contract to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Contract.

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A special computational rule applies if we issue to you, during any calendar year, two or more Contracts, or one or more Contracts and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. This means that the amount of any distribution under any one Contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Contracts or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the Internal Revenue Service (IRS) could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

Following any change by the payee to variable annuity payments under Option A, other than a change of the payment day of the month where the remaining payment length stays the same, the non-taxable portion of each payment will be recalculated in accordance with IRS standards.

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Contract's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Contract and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments (not less frequently than annually) made for life or life expectancy;
o	after the death of the Contract Owner (or, where the Contract Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Contract's annuity payment option that provides for a series of substantially equal payments (not less frequently than annually); provided that only one purchase payment is made to the Contract, that the Contract is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Contract Year.

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Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Contracts unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Contract with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

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o	the new Contract will be subject to the distribution-at-death rules described in "Death Benefit Provisions";

o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over 10 years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Contract, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract will not be treated as an annuity contract. As a consequence, income earned on a Contract would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will preclude the contract from qualifying as an annuity for federal tax purposes. The guidelines could impose requirements that are not reflected in the Contract. We, however, have reserved certain rights to alter the Contract and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

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Qualified Plans

The variable annuity Contract may be used with certain Qualified Plans. The Contract includes features such as tax deferral on accumulated earnings. Qualified Plans provide their own tax deferral benefit. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Contract with Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, Annuitants, and Designated Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract. Following is a brief description of the Qualified Plans and of the use of the Contract in connection with them. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Annuity Purchases by Nonresident Aliens

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The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

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VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Contract prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CONTRACTS

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The Contracts will be sold through the Internet Service Center we maintain for this purpose. Keyport Financial Services Corp. ("KFSC"), our subsidiary, serves as the principal underwriter for the Contract described in this prospectus. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We may also from time to time enter into selling agreements with other broker/dealers who will also distribute the Contracts. Such broker/dealers will be appropriately licensed to sell the Contracts.

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LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

RECORDS AND REPORTS

As presently required by the Investment Company Act of 1940 ("1940 Act") and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. We will electronically mail to you, at your last know e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

INQUIRIES BY CONTRACT OWNERS

If you have questions about your Contract, you may send an e-mail to our Internet Service Center (Help@Mail.AnnuityNet.com) or visit the Internet Service Center on the world wide web at http://www.AnnuityNet.com or write to us at Keyport Life Insurance Company, P.O. Box 691, Leesburg, VA 20178. You may also call our Service Office at (871) 569-3789.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

PART B

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT LIFE INSURANCE COMPANY ("Keyport")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Stein Roe variable annuity prospectus dated May 1, 2002. The SAI is incorporated by reference into the prospectus. A free copy of the prospectus is available by writing Keyport at its Service Office P.O. Box 691, Leesburg, VA 20178 or upon e-mail request through our Internet Service Center website (http://www.AnnuityNet.com) or by calling (877) 569-3789. The prospectus is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available at the SEC website and through our Internet Service Center.

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The date of this statement of additional information is May 1, 2002.

EA.SAI	05/2002

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KEYPORT LIFE INSURANCE COMPANY

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Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1034 with common shares listed on the Toronto, New York, London and Philippines stock exchanges, is the ultimate corporate parent of Keyport. For additional information about Keyport, see "Keyport and the Variable Account" in the prospectus.

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VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all Sub-Account payments.

The first payment for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter may increase or decrease and is determined as follows:

o

The total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

The liabilities of the Sub-account at the end of the Valuation Period (such liabilities include daily charges imposed on the Sub-account, and may include a tax charge factor); and the result is divided by

o

The outstanding number of Annuity Units in the Sub-account at the beginning of the Valuation Period. The result is adjusted by a factor to reflect the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year (3% per year for Florida Contracts).

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. For example, consider what would happen if the actual annualized investment return is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 5% AIR payments would increase in amount. With an actual 5% return, the 5% AIR payment would stay the same. With an actual return of 3%, the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 5% AIR payments would decrease in amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

Keyport acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account. Keyport has responsibility for providing all administration of the Contracts and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements.

PRINCIPAL UNDERWRITER

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The Contracts, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

EXPERTS

Ernst & Young LLP, independent auditors, have audited our consolidated financial statements at December 31, 2001 and 2000, and for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999, and the financial statements of the Variable Account at December 31, 2001 and for each of the two years in the period ended December 31, 2001, as set forth in their reports. We've included our financial statements in the statement of additional information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

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INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average annual total return information shows the average annual compounding percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Contract charges and deductions as required by certain regulatory rules. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

Average Annual Total Return for a Contract that is Surrendered

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The tables below provide performance results for each Sub-Account through December 31, 2001. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner.

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The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Contract at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified. The first table uses the inception date of the Contract's Sub-Accounts while the second table assumes the Contract was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the annual .65% Annuity Asset Charge.

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	Average Annual Total Return for a
	Contract Surrendered on 12/31/01
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
Colonial High Yield Securities	-3.30%	-3.11%	N/A	N/A	-3.39%(05/19/98)
Colonial Strategic Income	3.12%	1.40%	3.57%	N/A	3.67%(11/18/96)
Colonial U. S. Growth & Income	-1.25%	3.55%	11.73%	N/A	11.61%(11/18/96)
Newport Tiger	-19.01%	3.84%%	-6.56%	N/A	-6.23%(11/18/96)
Stein Roe Global Utilities	-14.57%	-3.23%	6.39%	N/A	6.57%(11/18/96)
Liberty Federal Securities	6.34%	5.75%	6.33%	N/A	6.18%(11/18/96)
Stein Roe Balanced	-9.78%	-0.74%	4.89%	N/A	4.84%(11/18/96)
Stein Roe Growth Stock	-25.10%	-5.28%	7.26%	N/A	6.83%(11/18/96)
Wanger Foreign Forty	-27.09%	N/A	N/A	N/A	-21.35%(10/16/00)
Wanger International Small Cap	-21.67%	N/A	N/A	N/A	-21.46%(10/16/00)
Wanger Twenty	8.38%	N/A	N/A	N/A	9.01%(10/16/00)
Wanger U.S. Small Cap	10.66%	N/A	N/A	N/A	14.15%(10/16/00)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

Average Annual Total Return for a
Contract Surrendered on 12/31/01
Hypothetical $1,000 Purchase Payment*

Length of Investment Period
	One	Three	Five	Ten	Since Fund
Sub-Account	Year	Years	Years	Years	Inception Shown
Colonial High Yield Securities	-3.30%	-3.11%	N/A	N/A	-3.39%(05/19/98)
Colonial Strategic Income	3.12%	1.40%	3.57%	N/A	5.89%(07/05/94)
Colonial U. S. Growth & Income	-1.25%	3.55%	11.73%	N/A	14.88%(07/05/94)
Newport Tiger	-19.01%	3.84%%	-6.56%	N/A	-1.48%(05/01/95)
Stein Roe Global Utilities	-14.57%	-3.23%	6.39%	N/A	6.38%(07/01/93)
Liberty Federal Securities	6.34%	5.75%	6.33%	5.86%	7.11%(01/01/89)
Stein Roe Balanced	-9.78%	-0.74%	4.89%	7.33%	9.08%(01/01/89)
Stein Roe Growth Stock	-25.10%	-5.28%	7.26%	9.18%	12.29%(01/01/89)
Wanger Foreign Forty	-27.09%	N/A	N/A	N/A	11.13%(02/01/99)
Wanger International Small Cap	-21.67%	6.31%	6.02%	N/A	13.49%(05/03/95)
Wanger Twenty	8.38%	N/A	N/A	N/A	15.79%(02/01/99)
Wanger U.S. Small Cap	10.66%	7.54%	11.21%	N/A	17.02%(05/03/95)


* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-Accounts (11/18/96 except for Colonial High Yield Securities (5/19/98)) assumes the Contracts were available prior to that date on the Funds' inception date.

A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Contract's annual .65% Annuity Asset Charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.


	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/01
Sub-Account	through 12/31/01**	Three Years	Five Years	Ten Years
Colonial High Yield Securities	-3.39%(05/19/98)	-3.11%	N/A	N/A
Colonial Strategic Income	5.89%(07/05/94)	1.40%	3.57%	N/A
Colonial U. S. Growth & Income	14.88%(07/05/94)	3.55%	11.73%	N/A
Newport Tiger	-1.48%(05/01/95)	3.84%%	-6.56%	N/A
Stein Roe Global Utilities	6.38%(07/01/93)	-3.23%	6.39%	N/A
Liberty Federal Securities	7.11%(01/01/89)	5.75%	6.33%	5.86%
Stein Roe Balanced	9.08%(01/01/89)	-0.74%	4.89%	7.33%
Stein Roe Growth Stock	12.29%(01/01/89)	-5.28%	7.26%	9.18%
Wanger Foreign Forty	11.13%(02/01/99)	N/A	N/A	N/A
Wanger International Small Cap	13.49%(05/03/95)	6.31%	6.02%	N/A
Wanger Twenty	15.79%(02/01/99)	N/A	N/A	N/A
Wanger U.S. Small Cap	17.02%(05/03/95)	7.54%	11.21%	N/A
	12-Month Period Change in Accumulation
	Unit Value**

Sub-Account	1992	1993	1994	1995	1996
Colonial High Yield Securities	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	N/A	0.51%*	17.54%	9.01%
Colonial U. S. Growth & Income	N/A	N/A	4.07%*	28.86%	21.05%
Newport Tiger	N/A	N/A	N/A	15.02%*	10.52%
Stein Roe Global Utilities	N/A	-2.02%*	-10.85%	34.28%	5.83%
Liberty Federal Securities	5.27%	5.57%	-2.21%	15.00%	4.02%
Stein Roe Balanced	6.84%	8.58%	-3.81%	24.67%	14.87%
Stein Roe Growth Stock	5.94%	4.29%	-6.96%	36.85%	20.49%
Wanger Foreign Forty	N/A	N/A	N/A	N/A	N/A
Wanger International Small Cap	N/A	N/A	N/A	33.38%*	30.17%
Wanger Twenty	N/A	N/A	N/A	N/A	N/A
Wanger U.S. Small Cap	N/A	N/A	N/A	15.88%*	44.55%

	12-Month Period Change in Accumulation
	Unit Value**

Sub-Account	1997	1998	1999	2000	2001
Colonial High Yield Securities	N/A	-2.96%*	1.69%	-7.49%	-3.30%
Colonial Strategic Income	8.50%	5.34%	1.72%	-0.59%	3.12%
Colonial U. S. Growth & Income	31.38%	19.37%	9.21%	2.94%	-1.25%
Newport Tiger	-31.59%	-7.04%	64.96%	-16.18%	-19.01%
Stein Roe Global Utilities	27.92%	17.57%	22.99%	-13.75%	-14.57%
Liberty Federal Securities	8.34%	6.11%	0.90%	10.21%	6.34%
Stein Roe Balanced	16.06%	11.81%	10.30%	-1.72%	-9.78%
Stein Roe Growth Stock	31.42%	27.08%	29.81%	-12.58%	-25.10%
Wanger Foreign Forty	N/A	N/A	81.59%*	-2.93%	-27.09%
Wanger International Small Cap	-2.82%	14.72%	123.30%	-35.66%	-21.67%
Wanger Twenty	N/A	N/A	32.95%*	7.94%	8.38%
Wanger U.S. Small Cap	27.63%	7.18%	23.34%	-9.42%	10.66%


* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual .65% asset-based Contract charges. Yields do not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                             C                 7

Where:

A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.


For the 7-day period ended 12/31/01 the yield for the Stein Roe Money Market Sub-Account was 1.00%.


FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Life Insurance Company are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


Report of Independent Auditors

To the Board of Directors of Keyport Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company - Variable Account A (comprising, respectively, AIM VI Capital Appreciation Series I, AIM VI Growth Series I, AIM VI International Equity Series I, AIM VI Value Series I, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Global Bond Portfolio (A), Alliance Global Bond Portfolio (B), Alliance Growth & Income Portfolio (A), Alliance Growth & Income Portfolio (B), Alliance Growth Portfolio (B), Alliance International Portfolio (B), Alliance Premier Growth Portfolio (A), Alliance Premier Growth Portfolio (B), Alliance Real Estate Investment Portfolio (A), Alliance Technology Portfolio (B), Alliance Total Return Portfolio (B), Alliance Worldwide Privatization Portfolio (B), Brinson Tactical Allocation Portfolio (I), Exeter Growth Fund, Exeter Moderate Growth Fund, Fidelity VIP Equity Income Fund - SC2, Fidelity VIP III Dynamic Capital Appreciation Fund, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Securities Fund 2, Colonial Global Equity Fund, VS (B), Colonial High Yield Securities Fund, VS (A), Colonial High Yield Securities Fund, VS (B), Colonial International Fund for Growth, VS (A), Colonial International Horizons Fund, VS (B), Colonial Small Cap Value Fund, VS (A), Colonial Small Cap Value Fund, VS (B), Colonial Strategic Income Fund, VS (A), Colonial Strategic Income Fund, VS (B), Colonial US Growth & Income Fund, VS (A), Colonial US Growth & Income Fund, VS (B), Crabbe Huson Real Estate Investment Fund, VS (B), Liberty All-Star Equity Fund, VS (A), Liberty All-Star Equity Fund, VS (B), Liberty Newport Japan Opp Fund, VS (A), Liberty Newport Japan Opp Fund, VS (B), Liberty S&P 500 Index Fund, VS (A), Liberty S&P 500 Index Fund, VS (B), Liberty Select Value Fund, VS (A), Liberty Select Value Fund, VS (B), Liberty Value Fund, VS (A), Liberty Value Fund, VS (B), Newport Tiger Fund, VS (A), Newport Tiger Fund, VS (B), Rydex Financial Services Fund, VS (A), Rydex Financial Services Fund, VS (B), Rydex Health Care Fund, VS (A), Rydex Health Care Fund, VS (B), SteinRoe Global Utilities Fund, Wanger Foreign Forty Fund, Wanger International Small Cap Fund, Wanger Twenty Fund, Wanger US Small Cap Fund, MFS Bond Series IC, MFS Emerging Growth Series IC, MFS Emerging Growth Series SC, MFS Investors Growth Stock Series SC, MFS Investors Trust Series SC, MFS New Discovery Series SC, MFS Research Series IC, Rydex Nova Fund, Rydex OTC Fund, Rydex Precious Metals Fund, Rydex US Government Money Market Fund, Rydex Ursa Fund, SteinRoe Balanced Fund VS (A), SteinRoe Balanced Fund VS (B), SteinRoe Growth Stock Fund VS (A), SteinRoe Growth Stock Fund VS (B), SteinRoe Money Market Fund VS (A), Liberty Federal Securities Fund VS (A), Liberty Federal Securities Fund VS (B), SteinRoe Small Company Growth Fund VS (A)) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - Variable Account A at December 31, 2001 and the results of its operations and changes in its net assets for the years ended December 31, 2001 and 2000, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Boston, Massachusetts

April 19, 2002

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets
Investments at market value:

AIM Variable Insurance Funds, Inc.
AIM VI Capital Appreciation Series I - 1,147,453 shares (cost $38,775,361)	$24,922,688
AIM VI Growth Series I - 269,180 shares (cost $7,618,725)	4,406,474
AIM VI International Equity Series I - 1,396,049 shares (cost $26,979,040)	20,815,086
AIM VI Value Series I - 1,596,163 shares (cost $49,242,820)	37,270,403

Alger American Fund
Alger American Growth Portfolio - 2,069,150 shares (cost $113,520,183)	76,082,646
Alger American Small Capitalization Portfolio - 991,635 shares (cost $37,954,832)	16,411,558

Alliance Variable Products Series Fund, Inc.
Alliance Global Bond Portfolio (A) - 2,039,872 shares (cost $23,916,482)	22,295,805
Alliance Global Bond Portfolio (B) - 500,413 shares (cost $5,506,619)	5,434,480
Alliance Growth & Income Portfolio (A) - 324,471 shares (cost $7,018,576)	7,190,280
Alliance Growth & Income Portfolio (B) - 1,762,448 shares (cost $40,074,795)	38,826,725
Alliance Growth Portfolio (B) - 74,276 shares (cost $1,133,630)	1,211,446
Alliance International Portfolio (B) - 36,252 shares (cost $407,843)	423,429
Alliance Premier Growth Portfolio (A) - 4,105,550 shares (cost $124,100,460)	103,295,637
Alliance Premier Growth Portfolio (B) - 2,050,645 shares (cost $75,156,473)	51,266,126
Alliance Real Estate Investment Portfolio (A) - 79,250 shares (cost $772,791)	911,371
Alliance Technology Portfolio (B)- 1,495,282 shares (cost $49,018,694)	25,644,080
Alliance Total Return Portfolio (B) - 92,295 shares (cost $1,612,611)	1,628,999
Alliance Worldwide Privatization Portfolio (B)- 56,127 shares (cost $652,413)	683,066

Brinson Series Trust
Brinson Tactical Allocation Portfolio(I) - 1,941,700 shares (cost $31,455,705)	24,640,174

Exeter Insurance Fund, Inc.
Exeter Growth Fund - 25,244 shares (cost $320,205)	355,181
Exeter Moderate Growth Fund - 15,731 shares (cost $169,168)	174,614

Fidelity VIP Funds
Fidelity VIP Equity Income Fund - SC2 -728,815 shares (cost $17,059,009)	16,463,928
Fidelity VIP III Dynamic Capital Appreciation Fund - 42,868 shares (cost $256,108)	261,064
Fidelity VIP III Growth Opportunities Fund - SC2 - 601,983 shares (cost $10,285,389)	9,053,824

Franklin Templeton Funds
Templeton Developing Markets Sec Fund 2 - 371,521 shares (cost $2,440,026)	1,768,442

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets (continued)
Liberty Variable Investment Trust
Colonial Global Equity Fund, VS (B) - 895,690 shares (cost $9,116,219)	$6,377,316
Colonial High Yield Securities Fund, VS (A) - 1,641,248 shares (cost $14,662,441)	10,750,173
Colonial High Yield Securities Fund, VS (B) - 1,052,380 shares (cost $7,781,836)	6,850,992
Colonial International Fund for Growth, VS (A) - 21,549,476 shares (cost $42,632,030)	31,462,234
Colonial International Horizons Fund, VS (B) - 1,026,454 (cost $11,044,145)	7,749,736
Colonial Small Cap Value Fund, VS (A) - 479,191 shares (cost $4,372,726)	5,539,446
Colonial Small Cap Value Fund, VS (B) - 654,573 shares (cost $6,882,389)	7,560,320
Colonial Strategic Income Fund, VS (A) - 9,195,197 shares (cost $102,049,289)	82,021,153
Colonial Strategic Income Fund, VS (B) - 1,856,628 shares (cost $17,953,368)	16,542,553
Colonial U.S. Growth & Income Fund, VS (A)- 7,051,692 (cost $127,860,969)	109,653,805
Colonial U.S. Growth & Income Fund, VS (B) - 1,414,109 shares (cost $24,525,429)	21,961,119
Crabbe Huson Real Estate Investment Fund, VS (B) - 436,609 shares (cost $4,156,079)	4,357,363
Liberty All-Star Equity Fund, VS (A) - 4,393,521 shares (cost $51,874,780)	46,307,710
Liberty All-Star Equity Fund, VS (B) - 367,140 shares (cost $4,552,184)	3,865,989
Liberty Newport Japan Opp Fund,VS (A) - 8,333 shares (cost $100,000)	47,750
Liberty Newport Japan Opp Fund, VS (B) - 206,501 shares (cost $2,474,979)	1,183,253
Liberty S&P 500 Index Fund, VS (A) - 8,420 shares (cost $100,918)	83,357
Liberty S&P 500 Index Fund, VS (B) - 2,559,589 shares (cost $28,089,217)	25,314,334
Liberty Select Value Fund, VS (A) - 8,443 shares (cost $101,462)	115,416
Liberty Select Value Fund, VS (B) - 1,123,718 shares (cost $14,967,825)	15,338,753
Liberty Value Fund, VS (A) - 6,375,915 shares (cost $102,104,408)	88,115,159
Liberty Value Fund, VS (B) - 503,635 shares (cost $7,345,813)	6,945,124
Newport Tiger Fund, VS (A) - 5,551,870 shares (cost $10,686,215)	9,826,810
Newport Tiger Fund, VS (B) - 566,412 shares (cost $1,231,577)	1,025,205
Rydex Financial Services Fund, VS(A) - 8,433 shares (cost $101,378)	107,178
Rydex Financial Services Fund, VS (B) - 296,077 shares (cost $3,852,884)	3,757,226
Rydex Health Care Fund, VS (A) - 8,333 shares (cost $100,000)	104,417
Rydex Health Care Fund, VS (B) - 468,232 shares (cost $5,933,398)	5,862,264
SteinRoe Global Utilities Fund - 3,066,363 shares (cost $42,197,807)	33,270,043
Wanger Foreign Forty Fund - 152,791 shares (cost $2,057,626)	1,778,487
Wanger International Small Cap Fund - 450,625 shares (cost $7,738,804)	6,939,631
Wanger Twenty Fund -350,963 shares (cost $4,919,176)	5,390,784
Wanger US Small Cap Fund - 781,017 shares (cost $16,613,913)	17,377,623

MFS Variable Insurance Trust
MFS Bond Series IC - 512,511 shares (cost $5,723,862)	5,904,126
MFS Emerging Growth Series IC - 1,481,910 shares (cost $30,100,617)	26,644,750
MFS Emerging Growth Series SC - 459,027 shares (cost $11,734,649)	8,230,355
MFS Investors Growth Stock Series SC - 1,160,585 shares (cost $14,057,246)	11,222,861
MFS Investors Trust Series SC - 586,227 shares (cost $11,129,820)	10,012,762
MFS New Discovery Series SC - 357,347 shares (cost $5,705,517)	5,438,829
MFS Research Series IC - 2,638,548 shares (cost $47,253,008)	37,784,006

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets (continued)
Rydex Variable Trust
Rydex OTC Fund - 237,324 shares (cost $5,092,613)	3,512,391
Rydex Nova Fund - 6,385 shares (cost $56,089)	55,357
Rydex Ursa Fund -111,707 shares (cost $702,636)	702,635
Rydex US Government Money Market Fund -1,726,183 shares (cost $1,726,182)	1,726,183
Rydex Precious Metals Fund - 2,323 shares (cost $10,964)	11,313

SteinRoe Variable Investment Trust
SteinRoe Balanced Fund VS (A) - 8,180,588shares (cost $133,665,251)	113,382,956
SteinRoe Balanced Fund VS (B) - 3,077,616 shares (cost $46,617,733)	42,501,877
SteinRoe Growth Stock Fund VS (A) - 2,982,252 shares (cost $143,761,219)	83,324,121
SteinRoe Growth Stock Fund VS (B) - 963,387 shares (cost $39,238,895)	26,801,435
SteinRoe Money Market Fund VS (A) -173,332,847 shares (cost $173,332,847)	173,332,847
Liberty Federal Securities Fund VS (A) - 5,070,681 shares (cost $53,223,753)	55,016,893
Liberty Federal Securities Fund VS (B) - 3,932,948 shares (cost $41,722,233)	42,397,178
SteinRoe Small Company Growth Fund VS (A) - 975,750 shares (cost $12,959,954)	8,879,329

Total assets	$1,731,902,453
Liabilities
Variable annuity contracts	$1,396,357,820
Annuity reserves	316,836,921
Invested by Keyport Life Insurance Company	18,707,712

Total liabilities	$1,731,902,453

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	AIM VI Capital Appreciation Series I		AIM VI Growth Series I
	2001	2000	2001	2000
Income
Dividends	$-	$791,334	$10,715	$270,330
Expenses
Mortality and expense risk
and administrative charges	383,484	280,910	76,025	116,553
Net investment income (expense)	(383,484)	510,424	(65,310)	153,777
Realized gain (loss)	(1,594,415)	(31,627)	(958,242)	(8,957)
Realized gain distributions	2,022,740	-	-	-
Unrealized appreciation (depreciation)
during the period	(9,019,108)	(5,886,232)	(1,683,431)	(2,404,819)
Net increase (decrease) in net assets
from operations	(8,974,267)	(5,407,435)	(2,706,983)	(2,259,999)
Purchase payments from contract owners	5,394,518	28,617,427	535,141	5,770,717
Transfers between accounts	3,864,296	8,942,016	(152,963)	1,529,690
Contract terminations and annuity payouts	(4,043,355)	(9,188,856)	(1,250,830)	(3,404,093)
Net increase (decrease) in net assets from
contract transactions	5,215,459	28,370,587	(868,652)	3,896,314

Net assets at beginning of period	28,681,496	5,718,344	7,982,109	6,345,794
Net assets at end of period	$24,922,688	$28,681,496	$4,406,474	$7,982,109

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	AIM International VI Equity Series I		AIM VI Value Series I
	2001	2000	2001	2000
Income
Dividends	$71,658	$1,291,986	$49,583	$1,592,466
Expenses
Mortality and expense risk
and administrative charges	343,528	148,967	553,333	382,928
Net investment income (expense)	(271,870)	1,143,019	(503,750)	1,209,538
Realized gain (loss)	4,670,196	4,078,130	(340,706)	55,430
Realized gain distributions	560,358	-	752,677	-
Unrealized appreciation (depreciation)
during the period	(4,590,324)	(3,024,696)	(5,743,075)	(7,297,083)
Net increase (decrease) in net assets
from operations	368,360	2,196,453	(5,834,854)	(6,032,115)

Purchase payments from contract owners	13,526,228	10,381,538	9,174,778	31,540,085
Transfers between accounts	8,302,507	(4,517,330)	3,582,464	9,797,800
Contract terminations and annuity payouts	(12,934,772)	(2,731,372)	(5,438,815)	(11,486,338)
Net increase (decrease) in net assets from
contract transactions	8,893,963	3,132,836	7,318,427	29,851,547

Net assets at beginning of period	11,552,763	6,223,474	35,786,830	11,967,398

Net assets at end of period	$20,815,086	$11,552,763	$37,270,403	$35,786,830

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	2001	2000	2001	2000
Income
Dividends	$215,321	$15,624,947	$9,434	$11,019,831
Expenses
Mortality and expense risk
and administrative charges	1,282,988	1,620,516	269,781	402,960
Net investment income (expense)	(1,067,667)	14,004,431)	(260,347)	10,616,871
Realized gain (loss)	(4,115,849)	(578,236)	(1,197,283)	(162,807)
Realized gain distributions	11,675,896	-	-	-
Unrealized appreciation (depreciation)
during the period	(20,163,063)	(34,859,747)	(6,295,731)	(20,711,733)
Net increase (decrease) in net assets
from operations	(13,670,683)	(21,433,552)	(7,753,361)	(10,257,669)

Purchase payments from contract owners	2,092,433	30,579,088	611,872	11,142,378
Transfers between accounts	(8,692,907)	19,671,555	462,192	6,211,099
Contract terminations and annuity payouts	(11,199,776)	(17,832,190)	(2,381,949)	(5,057,039)
Net increase (decrease) in net assets from
contract transactions	(17,800,250)	32,418,453	(1,307,885)	12,296,438

Net assets at beginning of period	107,553,579	96,568,678	25,472,804	23,434,035

Net assets at end of period	$76,082,646	$107,553,579	$16,411,558	$25,472,804

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Global Bond Portfolio (A)		Alliance Global Bond Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$1,298,382	$-	$-
Expenses
Mortality and expense risk
and administrative charges	356,450	402,009	78,753	57,672
Net investment income (expense)	(356,450)	896,373	(78,753)	(57,672)
Realized gain (loss)	(202,148)	(169,198)	18,736	(1,362)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	84,897	(732,891)	(63,631)	42
Net increase (decrease) in net assets
from operations	(473,701)	(5,716)	(123,648)	(58,992)

Purchase payments from contract owners	430,646	6,408,759	-	-
Transfers between accounts	(2,317,592)	(57,737)	(140,367)	4,043,605
Contract terminations and annuity payouts	(3,958,144)	(5,736,032)	-	(10,512)
Net increase (decrease) in net assets from
contract transactions	(5,845,090)	614,990	(140,367)	4,033,093

Net assets at beginning of period	28,614,596	28,005,322	5,698,495	1,724,394

Net assets at end of period	$22,295,805	$28,614,596	$5,434,480	$5,698,495

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Growth & Income Portfolio (A)		Alliance Growth & Income Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$49,147	$843,189	$149,608	$-
Expenses
Mortality and expense risk
and administrative charges	114,370	113,006	374,001	73,540
Net investment income (expense)	(65,223)	730,183	(224,393)	(73,540)
Realized gain (loss)	(55,911)	68,409	(52,929)	(48,029)
Realized gain distributions	361,251	-	1,158,885	-
Unrealized appreciation (depreciation)
during the period	(363,286)	486,806	(1,887,438)	574,238
Net increase (decrease) in net assets
from operations	(123,169)	1,285,398	(1,005,875)	452,669

Purchase payments from contract owners	25,098,944	15,879,323	225,172	-
Transfers between accounts	(17,419,315)	(8,136,578)	27,011,096	10,281,255
Contract terminations and annuity payouts	(9,211,375)	(6,898,482)	10	-
Net increase (decrease) in net assets from
contract transactions	(1,531,746)	844,263	27,236,278	10,281,255

Net assets at beginning of period	8,845,195	6,715,534	12,596,322	1,862,398

Net assets at end of period	$7,190,280	$8,845,195	$38,826,725	$12,596,322

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Growth Portfolio (B)1	Alliance International Portfolio (B)1	Alliance Premier Growth Portfolio (A)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$11,946,785
Expenses
Mortality and expense risk
and administrative charges	3,827	1,465	1,726,709	2,538,389
Net investment income (expense)	(3,827)	(1,465)	(1,726,709)	9,408,396
Realized gain (loss)	1,013	2,647	(8,093,792)	(945,508)
Realized gain distributions	-	-	6,755,850	-
Unrealized appreciation (depreciation)
during the period	77,815	15,584	(24,543,962)	(40,469,657)
Net increase (decrease) in net assets
from operations	75,001	16,766	(27,608,613)	(32,006,769)

Purchase payments from contract owners	-	-	14,449,836	64,893,553
Transfers between accounts	1,146,525	408,049	(14,531,374)	(25,171,260)
Contract terminations and annuity payouts	(10,080)	(1,386)	(24,139,741)	(35,825,180)
Net increase (decrease) in net assets from
contract transactions	1,136,445	406,663	(24,221,279)	3,897,114

Net assets at beginning of period	-	-	155,125,529	183,235,184

Net assets at end of period	$1,211,446	$423,429	$103,295,637	$155,125,529

1 Commenced operations October 26, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Premier Growth Portfolio (B)		Alliance Real Estate Investment Portfolio (A)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$33,807	$43,480
Expenses
Mortality and expense risk
and administrative charges	766,593	562,676	13,277	14,280
Net investment income (expense)	(766,593)	(562,676)	20,530	29,200
Realized gain (loss)	(564,716)	6,736	12,044	25,175
Realized gain distributions	2,968,530	-	-	-
Unrealized appreciation (depreciation)
during the period	(13,213,209)	(12,273,525)	47,293	168,747
Net increase (decrease) in net assets
from operations	(11,575,988)	(12,829,465)	79,867	223,122

Purchase payments from contract owners	35,841	-	3,844	370,360
Transfers between accounts	9,207,870	50,711,704	2,088	(295,122)
Contract terminations and annuity payouts	(21,242)	-	(176,122)	(323,356)
Net increase (decrease) in net assets from
contract transactions	9,222,469	50,711,704	(170,190)	(248,118)

Net assets at beginning of period	53,619,645	15,737,406	1,001,694	1,026,690

Net assets at end of period	$51,266,126	$53,619,645	$911,371	$1,001,694

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Technology Portfolio (B)		Alliance Total Return Portfolio (B)1
	2001	2000	2001
Income
Dividends	$-	$1,837,236	$-
Expenses
Mortality and expense risk
and administrative charges	437,630	436,655	3,816
Net investment income (expense)	(437,630)	1,400,581	(3,816)
Realized gain (loss)	(1,780,734)	(447,583)	(214)
Realized gain distributions	2,413,192	-	-
Unrealized appreciation (depreciation)
during the period	(10,202,532)	(14,965,181)	16,388
Net increase (decrease) in net assets
from operations	(10,007,704)	(14,012,183)	12,358

Purchase payments from contract owners	4,409,247	34,961,612	-
Transfers between accounts	(167,405)	14,450,924	1,645,468
Contract terminations and annuity payouts	(3,279,190)	(9,967,862)	(28,827)
Net increase (decrease) in net assets from
contract transactions	962,652	39,444,674	1,616,641

Net assets at beginning of period	$34,689,132	9,256,641	-

Net assets at end of period	$25,644,080	$34,689,132	$1,628,999

1 Commenced operations October 26, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Worldwide Privatization Portfolio (B)2		Mitchell Hutchins Balanced Portfolio (I)
	2001	2000	2001	2000
Income
Dividends	$909	$-	$76,699	$116,647
Expenses
Mortality and expense risk
and administrative charges	8,286	775	18,657	13,311
Net investment income (expense)	(7,377)	(775)	58,042	103,336
Realized gain (loss)	(74,933)	(1,010)	(413,932)	3,557
Realized gain distributions	28,155	-	317,948	-
Unrealized appreciation (depreciation)
during the period	50,679	(20,027)	85,648	(104,936)
Net increase (decrease) in net assets
from operations	(3,476)	(21,812)	47,706	1,957

Purchase payments from contract owners	301,848	136,906	77,405	1,812,084
Transfers between accounts	204,152	112,555	(1,634,855)	82,082
Contract terminations and annuity payouts	(42,123)	(4,984)	(210,028)	(792,051)
Net increase (decrease) in net assets from
contract transactions	463,877	244,477	(1,767,478)	1,102,115

Net assets at beginning of period	222,665	-	1,719,772	615,700

Net assets at end of period	$683,066	$222,665	$-	$1,719,772

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Global Equity Portfolio (I)		Mitchell Hutchins Growth Portfolio (I)
	2001	2000	2001	2000
Income
Dividends	$-	$56,893	$-	$479,369
Expenses
Mortality and expense risk
and administrative charges	6,580	7,994	19,504	31,899
Net investment income (expense)	(6,580)	48,899	(19,504)	447,470
Realized gain (loss)	(311,352)	2,329	(1,947,503)	25,343
Realized gain distributions	81,490	-	932,534	-
Unrealized appreciation (depreciation)
during the period	89,435	(114,399)	556,735	(946,652)
Net increase (decrease) in net assets
from operations	(147,007)	(63,171)	(477,738)	(473,839)

Purchase payments from contract owners	-	442,794	18,008	907,833
Transfers between accounts	(431,012)	33,455	(1,235,270)	(274,867)
Contract terminations and annuity payouts	(24,263)	(214,530)	(169,490)	(658,726)
Net increase (decrease) in net assets from
contract transactions	(455,275)	261,719	(1,386,752)	(25,760)

Net assets at beginning of period	602,282	403,734	1,864,490	2,364,089

Net assets at end of period	$-	$602,282	$-	$1,864,490

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Growth & Income Portfolio (I)		Mitchell Hutchins Strategic Income Portfolio (I)
	2001	2000	2001	2000
Income
Dividends	$12,216	$59,476	$22,614	$15,530
Expenses
Mortality and expense risk
and administrative charges	14,438	14,019	5,084	3,490
Net investment income (expense)	(2,222)	45,457	17,530	12,040
Realized gain (loss)	(423,933)	2,531	(50,873)	391
Realized gain distributions	314,905	-	-	-
Unrealized appreciation (depreciation)
during the period	64,289	(113,902)	14,813	(11,714)
Net increase (decrease) in net assets
from operations	(46,961)	(65,914)	(18,530)	717

Purchase payments from contract owners	181,861	1,168,073	4,305	490,564
Transfers between accounts	(1,148,708)	(17,741)	(324,749)	45,566
Contract terminations and annuity payouts	(201,530)	(655,422)	(20,769)	(232,997)
Net increase (decrease) in net assets from
contract transactions	(1,168,377)	494,910	(341,213)	303,133

Net assets at beginning of period	1,215,338	786,342	359,743	55,893

Net assets at end of period	$-	$1,215,338	$-	$359,743

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Brinson Tactical Allocation Portfolio (I)3		Exeter Growth Fund
	2001	2000	2001	2000
Income
Dividends	$592,400	$563,257	$8,389	$8,336
Expenses
Mortality and expense risk
and administrative charges	409,972	394,094	1,246	1,111
Net investment income (expense)	182,428	169,163	7,143	7,225
Realized gain (loss)	(470,806)	19,146	84	57
Realized gain distributions	1,640,795	-	15,162	-
Unrealized appreciation (depreciation)
during the period	(5,773,387)	(1,245,682)	(5,614)	42,242
Net increase (decrease) in net assets
from operations	(4,420,970)	(1,057,373)	16,775	49,524

Purchase payments from contract owners	5,659,531	16,703,380	-	-
Transfers between accounts	(2,259,983)	2,500,878	-	-
Contract terminations and annuity payouts	(4,883,665)	(11,423,043)	-	-
Net increase (decrease) in net assets from
contract transactions	(1,484,117)	7,781,215	-	-

Net assets at beginning of period	30,545,261	23,821,419	338,406	288,882

Net assets at end of period	$24,640,174	$30,545,261	$355,181	$338,406

3 Changed name from Mitchell Hutchins Tactical Allocation Portfolio (I)

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Exeter Moderate Growth Fund		Fidelity VIP Equity Income Fund - SC22
	2001	2000	2001	2000
Income
Dividends	$3,825	$-	$88,340	$-
Expenses
Mortality and expense risk
and administrative charges	637	116	148,981	13,126
Net investment income (expense)	3,188	(116)	(60,641)	(13,126)
Realized gain (loss)	37	5	(16,004)	849
Realized gain distributions	7,090	-	254,251	-
Unrealized appreciation (depreciation)
during the period	(5,175)	10,620	(786,451)	191,370
Net increase (decrease) in net assets
from operations	5,140	10,509	(608,845)	179,093

Purchase payments from contract owners	-	160,000	11,272,753	3,682,789
Transfers between accounts	-	(1,035)	4,960,540	929,487
Contract terminations and annuity payouts	-	-	(3,498,638)	(453,251)
Net increase (decrease) in net assets from
contract transactions	-	158,965	12,734,655	4,159,025

Net assets at beginning of period	169,474	-	4,338,118	-

Net assets at end of period	$174,614	$169,474	$16,463,928	$4,338,118

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Fidelity VIP III Dynamic Capital Appreciation Fund - SC25	Fidelity VIP III Growth Opportunities Fund - SC22
	2001	2001	2000
Income
Dividends		$15,519	$-
Expenses
Mortality and expense risk
and administrative charges	1,090	97,981	12,824
Net investment income (expense)	(1,090)	(82,462)	(12,824)
Realized gain (loss)	(10,661)	(35,297)	(281)
Realized gain distributions	-	-	-
Unrealized appreciation (depreciation)
during the period	4,956	(841,486)	(390,080)
Net increase (decrease) in net assets
from operations	(6,795)	(959,245)	(403,185)

Purchase payments from contract owners	280,316	5,023,142	3,749,188
Transfers between accounts	61,064	2,695,216	1,100,537
Contract terminations and annuity payouts	(73,521)	(1,557,056)	(594,773)
Net increase (decrease) in net assets from
contract transactions	267,859	6,161,302	4,254,952

Net assets at beginning of period	-	3,851,767	-

Net assets at end of period	$261,064	$9,053,824	$3,851,767

2 Commenced operations June 1, 2000

5 Commenced operations March 15, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Templeton Developing Market Securities Fund 2		Colonial Global Equity Fund VS (B)
	2001	2000	2001	2000
Income
Dividends	$13,930	$10,213	$-	$-
Expenses
Mortality and expense risk
and administrative charges	28,516	24,888	46,631	46,686
Net investment income (expense)	(14,586)	(14,675)	(46,631)	(46,686)
Realized gain (loss)	(48,220)	(5,430)	(175,988)	(16,840)
Realized gain distributions	-	-	-
Unrealized appreciation (depreciation)
during the period	(131,890)	(657,375)	(1,897,677)	(1,554,801)
Net increase (decrease) in net assets
from operations	(194,696)	(677,480)	(2,120,296)	(1,618,327)

Purchase payments from contract owners	24,973	1,019,856	24,002	2,828,237
Transfers between accounts	165,395	876,671	150,905	1,273,374
Contract terminations and annuity payouts	(95,718)	(258,802)	(212,025)	(1,176,309)
Net increase (decrease) in net assets from
contract transactions	94,650	1,637,725	(37,118)	2,925,302

Net assets at beginning of period	1,868,488	908,243	8,534,730	7,227,755

Net assets at end of period	$1,768,442	$1,868,488	$6,377,316	$8,534,730

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial High Yield Securities Fund VS (A)		Colonial High Yield Securities Fund VS (B)2
	2001	2000	2001	2000
Income
Dividends	$1,049,757	$1,177,649	$569,441	$89,498
Expenses
Mortality and expense risk
and administrative charges	174,721	161,431	59,970	3,650
Net investment income (expense)	875,036	1,016,218	509,471	85,848
Realized gain (loss)	(37,464)	(38,222)	6,435	(1,929)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,333,410)	(2,022,600)	(809,805)	(121,041)
Net increase (decrease) in net assets
from operations	(495,838)	(1,044,604)	(293,899)	(37,122)

Purchase payments from contract owners	383,491	7,687,284	7,573,878	1,266,468
Transfers between accounts	286,695	12,958	340,697	(56,493)
Contract terminations and annuity payouts	(1,732,958)	(3,313,176)	(1,734,825)	(207,712)
Net increase (decrease) in net assets from
contract transactions	(1,062,772)	4,387,066	6,179,750	1,002,263

Net assets at beginning of period	12,308,783	8,966,321	965,141	-

Net assets at end of period	$10,750,173	$12,308,783	$6,850,992	$965,141

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial International Fund for Growth, VS (A)		Colonial International Horizons Fund, VS (B)
	2001	2000	2001	2000
Income
Dividends	$-	$6,750,426	$41,245	$-
Expenses
Mortality and expense risk
and administrative charges	501,970	698,723	78,845	75,991
Net investment income (expense)	(501,970)	6,051,703	(37,600)	(75,991)
Realized gain (loss)	(622,187)	468,922	(271,295)	745
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(10,009,709)	(17,563,623)	(2,285,287)	(2,144,743)
Net increase (decrease) in net assets
from operations	(11,133,866)	(11,042,998)	(2,594,182)	(2,219,989)

Purchase payments from contract owners	616,224	2,881,909	197,865	6,815,162
Transfers between accounts	1,855,940	(201,683)	(212,141)	1,632,835
Contract terminations and annuity payouts	(4,054,515)	(5,424,797)	(488,695)	(2,844,925)
Net increase (decrease) in net assets from
contract transactions	(1,582,351)	(2,744,571)	(502,971)	5,603,072

Net assets at beginning of period	44,178,451	57,966,020	10,846,889	7,463,806

Net assets at end of period	$31,462,234	$44,178,451	$7,749,736	$10,846,889

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Small Cap Value Fund, VS (A)		Colonial Small Cap Value Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$15,748	$47,483	$20,899	$31,086
Expenses
Mortality and expense risk
and administrative charges	72,627	47,250	79,737	7,567
Net investment income (expense)	(56,879)	233	(58,838)	23,519
Realized gain (loss)	(23,076)	(936)	(25,832)	1,269
Realized gain distributions	65,984	-	88,188	-
Unrealized appreciation (depreciation)
during the period	373,925	659,239	534,779	143,151
Net increase (decrease) in net assets
from operations	359,954	658,536	538,297	167,939

Purchase payments from contract owners	107,584	3,120,102	4,640,659	2,603,493
Transfers between accounts	1,214,261	684,048	794,433	795,115
Contract terminations and annuity payouts	(735,120)	(1,430,690)	(1,454,633)	(524,983)
Net increase (decrease) in net assets from
contract transactions	586,725	2,373,460	3,980,459	2,873,625

Net assets at beginning of period	4,592,767	1,560,771	3,041,564	-

Net assets at end of period	$5,539,446	$4,592,767	$7,560,320	$3,041,564

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Strategic Income Fund, VS (A)		Colonial Strategic Income Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$7,166,626	$9,150,642	$1,403,744	$288,149
Expenses
Mortality and expense risk
and administrative charges	1,253,724	1,360,040	140,463	8,485
Net investment income (expense)	5,912,902	7,790,602	1,263,281	279,664
Realized gain (loss)	(553,428)	(215,327)	(22,953)	(159)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(3,308,095)	(8,930,078)	(1,127,838)	(282,978)
Net increase (decrease) in net assets
from operations	2,051,379	(1,354,803)	112,490	(3,473)

Purchase payments from contract owners	1,214,043	13,029,085	12,323,932	2,876,762
Transfers between accounts	(2,417,975)	(7,860,930)	5,312,430	632,042
Contract terminations and annuity payouts	(11,793,938)	(14,185,880)	(4,158,183)	(553,447)
Net increase (decrease) in net assets from
contract transactions	(12,997,870)	(9,017,725)	13,478,179	2,955,357

Net assets at beginning of period	92,967,644	103,340,172	2,951,884	-

Net assets at end of period	$82,021,153	$92,967,644	$16,542,553	$2,951,884

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial US Growth & Income Fund, VS (A)		Colonial US Growth & Income Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$1,116,750	$13,479,046	$219,734	$305,549
Expenses
Mortality and expense risk
and administrative charges	1,593,170	1,599,033	164,403	9,946
Net investment income (expense)	(476,420)	11,880,013	55,331	295,603
Realized gain (loss)	(56,107)	342,671	(2,210)	1,178
Realized gain distributions	15,019,887	-	2,463,003
Unrealized appreciation (depreciation)
during the period	(17,012,655)	(9,421,100)	(2,345,671)	(218,640)
Net increase (decrease) in net assets
from operations	(2,525,295)	2,801,584	170,453	78,141

Purchase payments from contract owners	2,021,544	17,174,256	14,206,421	2,919,119
Transfers between accounts	5,260,611	(2,127,478)	7,374,511	873,659
Contract terminations and annuity payouts	(12,536,486)	(14,865,867)	(3,324,665)	(336,520)
Net increase (decrease) in net assets from
contract transactions	(5,254,331)	180,911	18,256,267	3,456,258

Net assets at beginning of period	117,433,431	114,450,936	3,534,399	-

Net assets at end of period	$109,653,805	$117,433,431	$21,961,119	$3,534,399

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Crabbe Huson Real Estate Investment Fund, VS (B)
	2001	2000
Income
Dividends	$210,948	$203,791
Expenses
Mortality and expense risk
and administrative charges	30,684	14,758
Net investment income (expense)	180,264	189,033
Realized gain (loss)	51,167	(398)
Realized gain distributions	-
Unrealized appreciation (depreciation)
during the period	326,582	215,587
Net increase (decrease) in net assets
from operations	558,013	404,222

Purchase payments from contract owners	504,970	1,195,761
Transfers between accounts	(259,623)	716,876
Contract terminations and annuity payouts	(348,766)	(539,537)
Net increase (decrease) in net assets from
contract transactions	(103,419)	1,373,100

Net assets at beginning of period	3,902,769	2,125,447

Net assets at end of period	$4,357,363	$3,902,769

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty All-Star Equity Fund, VS (A)		Liberty All-Star Equity Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$133,550	$3,905,476	$10,970	$133,989
Expenses
Mortality and expense risk
and administrative charges	740,237	800,147	50,888	7,466
Net investment income (expense)	(606,687)	3,105,329	(39,918)	126,523
Realized gain (loss)	(744,138)	4,365,739	(14,946)	(609)
Realized gain distributions	1,025,385	-	81,226	-
Unrealized appreciation (depreciation)
during the period	(7,930,022)	(5,456,020)	(540,952)	(145,243)
Net increase (decrease) in net assets
from operations	(8,255,462)	2,015,048	(514,590)	(19,329)

Purchase payments from contract owners	848,921	7,773,581	2,011,117	2,136,206
Transfers between accounts	(323,879)	10,566,095	492,644	590,006
Contract terminations and annuity payouts	(7,134,642)	(6,507,970)	(550,356)	(279,709)
Other transfers to Keyport Life
Insurance Company	-	(24,261,924)	-	-
Net increase (decrease) in net assets from
contract transactions	(6,609,600)	(12,430,218)	1,953,405	2,446,503

Net assets at beginning of period	61,172,772	71,587,942	2,427,174	-

Net assets at end of period	$46,307,710	$61,172,772	$3,865,989	$2,427,174

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Newport Japan Opportunities Fund, VS (A)2		Liberty Newport Japan Opportunities Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	-	-	877	466
Net investment income (expense)	-	-	(877)	(466)
Realized gain (loss)	-	-	(2,763)	24,718
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(22,583)	(29,667)	(556,051)	(735,676)
Net increase (decrease) in net assets
from operations	(22,583)	(29,667)	(559,691)	(711,424)

Purchase payments from contract owners	-	-	4,405	89,946
Transfers between accounts	-	-	(32,377)	10,384
Contract terminations and annuity payouts	-	-	-	(17,990)
Other transfers to Keyport Life
Insurance Company	-	100,000	-	2,400,000
Net increase (decrease) in net assets from
contract transactions	-	100,000	(27,972)	2,482,340

Net assets at beginning of period	70,333	-	1,770,916	-

Net assets at end of period	$47,750	$70,333	$1,183,253	$1,770,916

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty S&P 500 Index Fund, VS (A)2		Liberty S&P 500 Index Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$460	$458	$140,575	$50,682
Expenses
Mortality and expense risk
and administrative charges	-	-	197,135	18,747
Net investment income (expense)	460	458	(56,560)	31,935
Realized gain (loss)	-	-	(4,452)	(410)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(11,976)	(5,585)	(2,098,564)	(676,319)
Net increase (decrease) in net assets
from operations	(11,516)	(5,127)	(2,159,576)	(644,794)

Purchase payments from contract owners	-	-	16,104,669	6,053,817
Transfers between accounts	-	-	5,436,180	1,376,654
Contract terminations and annuity payouts	-	-	(4,671,590)	(1,081,026)
Other transfers to Keyport Life
Insurance Company	-	100,000	-	4,900,000
Net increase (decrease) in net assets from
contract transactions	-	100,000	16,869,259	11,249,445

Net assets at beginning of period	94,873	-	10,604,651	-

Net assets at end of period	$83,357	$94,873	$25,314,334	$10,604,651

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Liberty Select Value Fund, VS (A)2		Liberty Select Value Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$252	$1,042	$33,229	$33,592
Expenses
Mortality and expense risk
and administrative charges	-	-	93,503	3,997
Net investment income (expense)	252	1,042	(60,274)	29,595
Realized gain (loss)	168	-	(905)	(2,136)
Realized gain distributions	-	-	22,152
Unrealized appreciation (depreciation)
during the period	3,619	10,335	148,088	222,840
Net increase (decrease) in net assets
from operations	4,039	11,377	109,061	250,299

Purchase payments from contract owners	-	-	7,465,263	1,276,661
Transfers between accounts	-	-	5,888,496	274,412
Contract terminations and annuity payouts	-	-	(1,729,331)	(96,108)
Other transfers to Keyport Life
Insurance Company	-	100,000	-	1,900,000
Net increase (decrease) in net assets from
contract transactions	-	100,000	11,624,428	3,354,965

Net assets at beginning of period	111,377	-	3,605,264	-

Net assets at end of period	$115,416	$111,377	$15,338,753	$3,605,264

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Liberty Value Fund, VS (A)6		Liberty Value Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$1,196,188	$1,627,420	$77,065	$12,572
Expenses
Mortality and expense risk
and administrative charges	1,343,674	1,383,184	58,904	1,579
Net investment income (expense)	(147,486)	244,236	18,161	10,993
Realized gain (loss)	1,820,162	375,117	(11,895)	(84)
Realized gain distributions	6,185,165	-	487,404	-
Unrealized appreciation (depreciation)
during the period	(10,022,492)	13,446,195	(449,716)	49,027
Net increase (decrease) in net assets
from operations	(2,164,651)	14,065,548	43,954	59,936

Purchase payments from contract owners	1,332,392	7,162,176	4,173,577	434,024
Transfers between accounts	(7,006,744)	(2,761,851)	2,381,568	585,014
Contract terminations and annuity payouts	(11,032,731)	(11,899,071)	(681,604)	(51,345)
Net increase (decrease) in net assets from
contract transactions	(16,707,083)	(7,498,746)	5,873,541	967,693

Net assets at beginning of period	106,986,893	100,420,091	1,027,629	-

Net assets at end of period	$88,115,159	$106,986,893	$6,945,124	$1,027,629

2 Commenced operations June 1, 2000

6 Name change from Colonial Growth & Income effective June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Newport Tiger Fund, VS (A)		Newport Tiger Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$76,214	$124,113	$13,995	$5,183
Expenses
Mortality and expense risk
and administrative charges	153,735	191,370	17,238	3,470
Net investment income (expense)	(77,521)	(67,257)	(3,243)	1,713
Realized gain (loss)	171,172	365,895	473,411	103,101
Realized gain distributions	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,640,911)	(2,362,610)	(139,529)	(66,843)
Net increase (decrease) in net assets
from operations	(1,547,260)	(2,063,972)	330,639	37,971

Purchase payments from contract owners	220,858	2,979,946	335,239	468,609
Transfers between accounts	(391,868)	2,139,594	(137,870)	113,209
Contract terminations and annuity payouts	(1,019,874)	(1,497,502)	(83,691)	(38,901)
Net increase (decrease) in net assets from
contract transactions	(1,190,884)	3,622,038	113,678	542,917

Net assets at beginning of period	12,564,954	11,006,888	580,888	-

Net assets at end of period	$9,826,810	$12,564,954	$1,025,205	$580,888

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Rydex Financial Services Fund, VS (A)2		Rydex Financial Services Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$420	$958	$14,731	$17,010
Expenses
Mortality and expense risk
and administrative charges	-	-	30,021	3,225
Net investment income (expense)	420	958	(15,290)	13,785
Realized gain (loss)	-	-	(20,126)	(56)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(15,120)	20,920	(349,736)	254,078
Net increase (decrease) in net assets
from operations	(14,700)	21,878	(385,152)	267,807

Purchase payments from contract owners	-	-	1,645,215	1,011,836
Transfers between accounts	-	-	672,334	213,100
Contract terminations and annuity payouts	-	-	(378,394)	(189,520)
Other transfers to Keyport Life
Insurance Company	-	100,000	-	900,000
Net increase (decrease) in net assets from
contract transactions	-	100,000	1,939,155	1,935,416

Net assets at beginning of period	121,878	-	2,203,223	-

Net assets at end of period	$107,178	$121,878	$3,757,226	$2,203,223

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Rydex Health Care Fund, VS (A) 2		Rydex Health Care Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	-	-	52,689	4,969
Net investment income (expense)	-	-	(52,689)	(4,969)
Realized gain (loss)	-	-	(5,233)	178
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(14,083)	18,500	(362,767)	291,633
Net increase (decrease) in net assets
from operations	(14,083)	18,500	(420,689)	286,842

Purchase payments from contract owners	-	-	2,162,238	1,366,274
Transfers between accounts	-	-	1,781,947	446,647
Contract terminations and annuity payouts	-	-	(471,234)	(189,761)
Other transfers to Keyport Life
Insurance Company	-	100,000	-	900,000
Net increase (decrease) in net assets from
contract transactions	-	100,000	3,472,951	2,523,160

Net assets at beginning of period	118,500	-	2,810,002	-

Net assets at end of period	$104,417	$118,500	$5,862,264	$2,810,002

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	SteinRoe Global Utilities Fund, VS (A)		Wanger Foreign Forty Fund7
	2001	2000	2001	2000
Income
Dividends	$589,031	$5,296,134	$762	$-
Expenses
Mortality and expense risk
and administrative charges	572,301	718,811	17,682	80
Net investment income (expense)	16,730	4,577,323	(16,920)	(80)
Realized gain (loss)	(2,232,044)	(50,606)	246,650	205
Realized gain distributions	1,094,594	-	48,955	-
Unrealized appreciation (depreciation)
during the period	(5,596,004)	(12,842,593)	(286,441)	7,302
Net increase (decrease) in net assets
from operations	(6,716,724)	(8,315,876)	(7,756)	7,427

Purchase payments from contract owners	572,812	11,035,837	1,271,261	138,403
Transfers between accounts	(4,440,549)	7,158,827	683,133	11,395
Contract terminations and annuity payouts	(5,186,355)	(7,506,216)	(325,323)	(53)
Net increase (decrease) in net assets from
contract transactions	(9,054,092)	10,688,448	1,629,071	149,745

Net assets at beginning of period	49,040,859	46,668,287	157,172	-

Net assets at end of period	$33,270,043	$49,040,859	$1,778,487	$157,172

7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Wanger International Small Cap Fund7		Wanger Twenty Fund 7
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	55,359	132	37,364	221
Net investment income (expense)	(55,359)	(132)	(37,364)	(221)
Realized gain (loss)	632,049	960	(9,120)	15
Realized gain distributions	242,756		-	-
Unrealized appreciation (depreciation)
during the period	(797,236)	(1,937)	461,866	9,742
Net increase (decrease) in net assets
from operations	22,210	(1,109)	415,382	9,536

Purchase payments from contract owners	2,875,814	235,795	2,955,821	192,438
Transfers between accounts	8,624,726	49,534	2,136,603	165,172
Contract terminations and annuity payouts	(4,848,055)	(19,284)	(474,250)	(9,918)
Net increase (decrease) in net assets from
contract transactions	6,652,485	266,045	4,618,174	347,692

Net assets at beginning of period	264,936	-	357,228	-

Net assets at end of period	$6,939,631	$264,936	$5,390,784	$357,228

7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	Wanger US Small Cap Fund 7		MFS Bond Series IC
	2001	2000	2001	2000
Income
Dividends	$1,220	$-	$464,215	$359,334
Expenses
Mortality and expense risk
and administrative charges	99,516	241	96,369	99,390
Net investment income (expense)	(98,296)	(241)	367,846	259,944
Realized gain (loss)	59,461	(211)	84,270	20,560
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	754,518	9,193	31,708	265,073
Net increase (decrease) in net assets
from operations	715,683	8,741	483,824	545,577

Purchase payments from contract owners	11,245,193	381,170	245,736	2,245,547
Transfers between accounts	6,961,804	47,058	121,878	(401,708)
Contract terminations and annuity payouts	(1,966,894)	(15,132)	(2,488,235)	(1,615,873)
Net increase (decrease) in net assets from
contract transactions	16,240,103	413,096	(2,120,621)	227,966

Net assets at beginning of period	421,837	-	7,540,923	6,767,380

Net assets at end of period	$17,377,623	$421,837	$5,904,126	$7,540,923

7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

	MFS Emerging Growth Series IC		MFS Emerging Growth Series SC2
	2001	2000	2001	2000
Income
Dividends	$-	$3,259,564	$-	$-
Expenses
Mortality and expense risk
and administrative charges	467,406	808,517	96,617	15,057
Net investment income (expense)	(467,406)	2,451,047	(96,617)	(15,057)
Realized gain (loss)	(4,471,634)	(207,887)	(83,275)	(8,874)
Realized gain distributions	2,305,740	-	413,006	-
Unrealized appreciation (depreciation)
during the period	(14,252,708)	(15,747,140)	(2,853,139)	(651,155)
Net increase (decrease) in net assets
from operations	(16,886,008)	(13,503,980)	(2,620,025)	(675,086)

Purchase payments from contract owners	837,576	5,996,984	4,811,362	5,123,377
Transfers between accounts	(3,133,112)	8,133,164	2,912,548	1,002,812
Contract terminations and annuity payouts	(4,669,044)	(6,461,760)	(1,634,801)	(689,832)
Net increase (decrease) in net assets from
contract transactions	(6,964,580)	7,668,388	6,089,109	5,436,357

Net assets at beginning of period	50,495,338	56,330,930	4,761,271	-

Net assets at end of period	$26,644,750	$50,495,338	$8,230,355	$4,761,271

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

MFS Investors Growth Stock Series SC8
			MFS Investors	Trust Series SC9
2001		2000	2001	2000
Income
Dividends	$6,093	$-	$23,243	$-
Expenses
Mortality and expense risk
and administrative charges	129,208	16,049	95,547	8,662
Net investment income (expense)	(123,115)	(16,049)	(72,304)	(8,662)
Realized gain (loss)	(20,567)	(687)	(21,280)	(2,251)
Realized gain distributions	73,541	-	127,603	-
Unrealized appreciation (depreciation)
during the period	(2,378,358)	(456,027)	(1,078,025)	(39,034)
Net increase (decrease) in net assets
from operations	(2,448,499)	(472,763)	(1,044,006)	(49,947)

Purchase payments from contract owners	5,879,474	4,932,267	6,259,010	2,516,075
Transfers between accounts	3,972,890	1,710,797	3,704,982	831,357
Contract terminations and annuity payouts	(1,680,117)	(671,188)	(1,684,117)	(520,592)
Net increase (decrease) in net assets from
contract transactions	8,172,247	5,971,876	8,279,875	2,826,840

Net assets at beginning of period	5,499,113	-	2,776,893	-

Net assets at end of period	$11,222,861	$5,499,113	$10,012,762	$2,776,893

8 Changed name from MFS Growth Series SC May 1, 2001

9 Changed name from MFS Growth with Income Series SC May 1, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS New Discovery Series SC2
			MFS Research Series IC
	2001	2000	2001	2000
Income
Dividends	$-	$-	$6,342	$4,061,966
Expenses
Mortality and expense risk
and administrative charges	58,256	7,807	625,442	877,391
Net investment income (expense)	(58,256)	(7,807)	(619,100)	3,184,575
Realized gain (loss)	13,840	(4,741)	(1,179,943)	142,010
Realized gain distributions	122,954	-	6,093,204	-
Unrealized appreciation (depreciation)
during the period	(156,049)	(110,640)	(16,598,085)	(7,004,412)
Net increase (decrease) in net assets
from operations	(77,511)	(123,188)	(12,303,924)	(3,677,827)

Purchase payments from contract owners	2,638,867	1,994,860	672,710	4,451,754
Transfers between accounts	1,311,342	797,967	(2,678,836)	1,028,877
Contract terminations and annuity payouts	(815,151)	(288,357)	(5,064,776)	(6,234,816)
Net increase (decrease) in net assets from
contract transactions	3,135,058	2,504,470	(7,070,902)	(754,185)

Net assets at beginning of period	2,381,282	-	57,158,832	61,590,844

Net assets at end of period	$5,438,829	$2,381,282	$37,784,006	$57,158,832

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Rydex OTC Fund 10		Rydex Nova Fund 10	Rydex Ursa Fund10
	2001	2000	2001	2001
Income
Dividends	$-	$25,079	$-	$25,422
Expenses
Mortality and expense risk
and administrative charges	38,606	5,423	910	821
Net investment income (expense)	(38,606)	19,656	(910)	24,601
Realized gain (loss)	(39)	(3,911)	4,353	(12,247)
Realized gain distributions	-	-	1	-
Unrealized appreciation (depreciation)
during the period	(929,703)	(650,519)	(733)	(1)
Net increase (decrease) in net assets
from operations	(968,348)	(634,774)	2,711	12,353

Purchase payments from contract owners	1,511,286	1,921,600	-	-
Transfers between accounts	1,639,289	647,259	52,646	690,282
Contract terminations and annuity payouts	(406,985)	(196,936)	-	-
Net increase (decrease) in net assets from
contract transactions	2,743,590	2,371,923	52,646	690,282

Net assets at beginning of period	1,737,149	-	-	-

Net assets at end of period	$3,512,391	$1,737,149	$55,357	$702,635

10 Commenced operations March 15, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Rydex US Gov't Bond Fund10	Rydex US Gov't Money Market Fund10		Rydex Precious Metals Fund10
	2001	2001	2000	2001
Income
Dividends	$328	$17,520	$240	$-
Expenses
Mortality and expense risk
and administrative charges	98	8,422	31	39
Net investment income (expense)	230	9,098	209	(39)
Realized gain (loss)	1,372	-	-	(619)
Realized gain distributions	-	-		-
Unrealized appreciation (depreciation)
during the period	-	-	-	348
Net increase (decrease) in net assets
from operations	1,602	9,098	209	(310)

Purchase payments from contract owners		2,517,494	137,487	-
Transfers between accounts	(1,602)	(791,685)	-	11,623
Contract terminations and annuity payouts		(146,420)	-	-
Net increase (decrease) in net assets from
contract transactions	(1,602)	1,579,389	137,487	11,623

Net assets at beginning of period	-	137,696	-	-

Net assets at end of period	$-	$1,726,183	$137,696	$11,313

10 Commenced operations March 15, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Balanced Fund VS (A)		SteinRoe Balanced2 Fund VS (B)
	2001	2000	2001	2000
Income
Dividends	$3,989,038	$9,924,908	$590,470	$-
Expenses
Mortality and expense risk
and administrative charges	1,769,901	1,959,829	413,459	39,503
Net investment income (expense)	2,219,137	7,965,079	177,011	(39,503)
Realized gain (loss)	(2,169,281)	40,456	(31,157)	6,292
Realized gain distributions	4,977,094	-	736,725	-
Unrealized appreciation (depreciation)
during the period	(20,115,533)	(11,507,282)	(3,738,458)	(377,398)
Net increase (decrease) in net assets
from operations	(15,088,583)	(3,501,747)	(2,855,879)	(410,609)
Purchase payments from contract owners	4,226,263	43,045,965	40,713,535	13,852,141
Transfers between accounts	(3,029,860)	6,827,173	8,135,408	3,031,598
Contract terminations and annuity payouts	(18,396,669)	(33,297,192)	(16,755,180)	(3,209,137)
Net increase (decrease) in net assets from
contract transactions	(17,200,266)	16,575,946	32,093,763	13,674,602

Net assets at beginning of period	145,671,805	132,597,606	13,263,993	-

Net assets at end of period	$113,382,956	$145,671,805	$42,501,877	$13,263,993

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Growth Stock Fund VS (A)		SteinRoe Growth Stock Fund VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$-	$16,305,245	$-	$-
Expenses
Mortality and expense risk
and administrative charges	1,473,683	1,946,123	329,880	56,191
Net investment income (expense)	(1,473,683)	14,359,122	(329,880)	(56,191)
Realized gain (loss)	(2,781,036)	(220,397)	(92,782)	(5,894)
Realized gain distributions	19,116,511	-	3,415,167	-
Unrealized appreciation (depreciation)
during the period	(48,441,045)	(38,563,107)	(9,794,212)	(2,643,248)
Net increase (decrease) in net assets
from operations	(33,579,253)	(24,424,382)	(6,801,707)	(2,705,333)

Purchase payments from contract owners	3,023,347	51,315,908	15,734,790	17,528,730
Transfers between accounts	(6,880,248)	32,707,765	7,774,346	3,841,040
Contract terminations and annuity payouts	(14,872,066)	(27,637,921)	(6,184,154)	(2,386,277)
Net increase (decrease) in net assets from
contract transactions	(18,728,967)	56,385,752	17,324,982	18,983,493

Net assets at beginning of period	135,632,341	103,670,971	16,278,160	-

Net assets at end of period	$83,324,121	$135,632,341	$26,801,435	$16,278,160

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

SteinRoe Money Market Fund VS (A)			Liberty Federal Securities VS (A)4
2001		2000	2001	2000
Income
Dividends	$5,366,331	$5,695,740	$2,868,364	$2,699,379
Expenses
Mortality and expense risk
and administrative charges	2,214,403	1,324,208	739,433	636,910
Net investment income (expense)	3,151,928	4,371,532	2,128,931	2,062,469
Realized gain (loss)	-	-	76,017	107,804
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	-	-	544,596	2,008,968
Net increase (decrease) in net assets
from operations	3,151,928	4,371,532	2,749,544	4,179,241

Purchase payments from contract owners	118,254,959	74,258,740	788,251	6,236,846
Transfers between accounts	30,964,343	6,056,974	9,967,843	1,237,319
Contract terminations and annuity payouts	(110,324,527)	(37,570,692)	(6,783,992)	(6,954,866)
Net increase (decrease) in net assets from
contract transactions	38,894,775	42,745,022	3,972,102	519,299

Net assets at beginning of period	131,286,144	84,169,590	48,295,247	43,596,707

Net assets at end of period	$173,332,847	$131,286,144	$55,016,893	$48,295,247

4 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Federal Securities VS (B) 2,4		SteinRoe Small Company Growth Fund VS (A)
	2001	2000	2001	2000
Income
Dividends	$662,461	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	323,792	18,128	140,169	180,976
Net investment income (expense)	338,669	(18,128)	(140,169)	(180,976)
Realized gain (loss)	(39,526)	1,239	84,631	(13,964)
Realized gain distributions	-	-	4,433,541	-
Unrealized appreciation (depreciation)
during the period	459,307	215,638	(5,504,454)	(988,472)
Net increase (decrease) in net assets
from operations	758,450	198,749	(1,126,451)	(1,183,412)

Purchase payments from contract owners	29,615,883	6,161,156	100,039	829,752
Transfers between accounts	15,817,540	1,588,804	25,259	2,764,824
Contract terminations and annuity payouts	(10,645,665)	(1,097,739)	(1,603,382)	(1,657,210)
Net increase (decrease) in net assets from
contract transactions	34,787,758	6,652,221	(1,478,084)	1,937,366

Net assets at beginning of period	6,850,970	-	11,483,864	10,729,910

Net assets at end of period	$42,397,178	$6,850,970	$8,879,329	$11,483,864

2 Commenced operations June 1, 2000

4 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Total 2001	Total 2000
Income
Dividends	$29,547,495	$132,933,090
Expenses
Mortality and expense risk
and administrative charges	24,287,531	22,840,568
Net investment income (expense)	5,259,964	110,092,522
Realized gain (loss)	(30,070,086)	7,460,605
Realized gain distributions	100,901,495
Unrealized appreciation (depreciation)
during the period	(297,369,758)	(270,229,376)
Net increase (decrease) in net assets
from operations	(221,278,385)	(152,676,249)

Purchase payments from contract owners	435,702,632	620,501,854
Transfers between accounts	126,276,190	182,014,804
Contract terminations and annuity payouts	(376,136,809)	(329,043,627)
Other transfers to Keyport Life
Insurance Company	-	(12,761,924)
Net increase (decrease) in net assets from
contract transactions	185,842,013	460,711,106

Net assets at beginning of period	1,767,338,825	1,459,303,968

Net assets at end of period	$1,731,902,453	$1,767,338,825

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2001

1. Organization

Variable Account A (the "Variable Account") is a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers eleven variable annuity contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Exeter (formerly known as Manning & Napier), AnnuityNet.com, Rydex, and Keyport Latitude, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The eleven contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Capital Appreciation Fund
Alger American Small Capitalization	AIM VI Growth Fund
Portfolio	AIM VI International Equity Fund

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial Strategic Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI Value Fund	AIM VI Value Fund
AIM VI Growth Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Horizons Fund, VS (B)	Colonial International Horizons Fund, VS (B)
Colonial High Yield Securities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Crabbe Huson Real Estate
Colonial Strategic Income Fund, VS (A)	Investment Fund, VS (B)
Colonial Global Equity Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Growth and Income Portfolio (B)
Alliance Total Return Portfolio (B)
Alliance International Portfolio (B)
Franklin Templeton:	Alliance Growth Portfolio (B)
Templeton Developing Markets Sec Fund 2	Alliance Global Bond Portfolio (B)

Alger American Fund:	Franklin Templeton:
Alger American Growth Portfolio	Templeton Developing Markets Sec Fund 2
Alger American Small Capitalization
Portfolio

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity	Keyport Vista Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI International Equity	AIM VI International Equity
AIM VI Value Fund	AIM VI Value Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
Liberty Federal Securities Fund, VS (B)	Liberty Federal Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth & Income Fund, VS (B)	Colonial U.S. Growth & Income Fund, VS (B)
Crabbe Huson Real Estate Investment	Crabbe Huson Real Estate Investment
Fund, VS (B)	Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunity Fund, VS (B)	Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Small Cap Fund	Wanger US Small Cap Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2
Fidelity VIP III Dynamic Capital Appreciation	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2	Fund - SC2

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Investors Growth Stock Series - SC	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC	MFS Investors Trust Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Fund	Alliance Premier Growth Portfolio (B)
AIM VI Value Fund	Alliance Total Return Portfolio (B)
Alliance International Portfolio (B)
Alliance Growth Portfolio (B)
Alliance Global Bond Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Brinson Series Trust
Colonial High Yield Securities Fund, VS (B)	Brinson Tactical Allocation Portfolio
Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)
Crabbe Huson Real Estate Investment
Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity
Exeter Insurance Fund, Inc:	SteinRoe Variable Investment Trust (SRVIT):
Exeter Moderate Growth Fund	SteinRoe Money Market Fund, VS (A)
Exeter Growth Fund

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

AnnuityNet.com Variable Annuity

Liberty Variable Investment Trust (LVIT):	SteinRoe Variable Investment Trust (SRVIT):
Colonial High Yield Securities Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Colonial US Growth & Income Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Small Cap Fund

Keyport Latitude Variable Annuity (offered in 2001)

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund	Alliance Growth & Income Portfolio (B)
AIM VI International Equity	Alliance Premier Growth Portfolio (B)
AIM VI Value Fund	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	Fidelity VIP Funds:
SteinRoe Balanced Fund, VS (B)	Fidelity VIP Equity Income Fund - SC2
Liberty Federal Securities Fund, VS (B)	Fidelity VIP III Growth Opportunities Fund - SC2
SteinRoe Growth Stock Fund, VS (B)	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2

Liberty Variable Investment Trust (LVIT):	MFS Variable Insurance Trust:
Colonial High Yield Securities Fund, VS (B)	MFS Emerging Growth Series - SC
Colonial Small Cap Value Fund, VS (B)	MFS Growth Series - SC
Colonial Strategic Income Fund, VS (B)	MFS Growth with Income Series - SC
Colonial U.S. Growth & Income Fund, VS (B)	MFS New Discovery Series - SC
Crabbe Huson Real Estate Investment
Fund, VS (B)	Rydex Variable Trust:
Liberty All-Star Equity Fund, VS (B)	Rydex OTC Fund
Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Small Cap Fund

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Rydex Variable Annuity
Rydex Variable Trust
Rydex Nova Fund
Rydex OTC Fund
Rydex Precious Metals Fund
Rydex Ursa Fund
Rydex US Government Money Market Fund

On September 4, 2001, the fund name for Mitchell Hutchins Tactical Allocation was changed to Brinson Tactical Allocation. On October 26, 2001, Mitchell Hutchins Growth, Balance, Growth & Income, Global Equity and Strategic Income Portfolio were closed and funds from these mutual funds were transferred to Alliance Growth, Alliance Total Return, Alliance Growth & Income, Alliance International and Alliance Global Bond, respectively.

On May 1, 2001, the fund names for SteinRoe Mortgage Securities Fund, MFS Growth with Income, MFS Growth were changed to Liberty Federal Securities Fund, MFS Investors Trust, MFS Investors Growth Stock, respectively.

On June 1, 2000, the fund name of Colonial Growth and Income Fund was changed to Liberty Value Fund.

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been charged against the Variable Account.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses

Keyport Advisor, Keyport Advisor Charter and Optima, Keyport Charter and Optima, and Keyport Latitude Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the Contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Optional riders are available for Keyport Advisor Charter and Optima only. The deduction is a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with income rider) and 0.10% for an enhanced death benefit (if purchased without the income rider).

Keyport Advisor Vista and Keyport Vista Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for administrative charges incurred by the Company at an effective annual rate of 0.15% of contract value. A daily deduction is also made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

AnnuityNet.com Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.65% of contract value.

Rydex Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.90% of contract value.

4. Affiliated Company Transactions

The Company provides administrative services necessary for the operation of the Variable Account. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc. (Stein Roe), is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (LASC) is the investment advisor to the LVIT. Colonial Management Associates, Inc. (Colonial) is the investment sub-advisor to the LVIT. Keyport Financial Services Corp. (KFSC), a wholly owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is based upon the fair value of the mutual funds.

KFSC was a wholly owned subsidiary of LASC until October 31, 2001 at which time LASC dividended its ownership of KFSC to the Company. LASC was a wholly owned subsidiary of the Company and, Stein Roe and

Colonial were affiliates of the Company through October 31, 2001. On November 1, 2001, the Company was sold to Sun Life Financial of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life Assurance Company of Canada, which is a subsidiary of Sun Life Financial Services, Inc. As a result of this transaction, Massachusetts Financial Services Company (MFS) is now an affiliate of Keyport Life and provides funding vehicles for the Variable Account.

5. New Audit Guide

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide. The financial statement presentation of the Variable Account for the years prior to 2001 has not been restated.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values

A summary of the accumulation unit values at December 31, 2001 and 2000, the accumulation units and dollar value, the investment income ratios,the expense ratios (excluding expenses of the underlying funds) and the total return for the year ended December 31, 2001 are as follows:
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
AIM VI Capital Appreciation Series I
Keyport Advisor Vista	$13.898187	$10.514299	1,867,636.337	$19,636,887	0.00%	1.39%	(24.35)%

AIM VI Growth Series I
Keyport Advisor Vista	12.357180	8.056291	336,513.039	2,711,047	0.04%	1.39%	(34.80)%

AIM VI International Equity Series I
Keyport Advisor Vista	11.095271	8.366252	2,048,181.428	17,135,602	0.11%	1.39%	(24.60)%

AIM VI Value Series I
Keyport Advisor Charter	9.488402	8.181042	3,652,453.872	29,880,879	0.03%	1.39%	(13.78)%

Alger American Growth Portfolio
Keyport Advisor	19.875524	17.283497	3,564,491.558	61,606,879	0.06%	1.39%	(13.04)%
Employee	20.354780	17.886683	6,062.411	108,436	0.05%	0.35%	(12.13)%

Alger American Small Capitalization Portfolio
Keyport Advisor	12.881699	8.953623	1,579,043.958	14,138,164	0.01%	1.39%	(30.49)%
Employee	14.050886	9.869349	1,156.368	11,413	0.01%	0.35%	(29.76)%

Alliance Global Bond Portfolio (A)
Keyport Advisor	10.200933	10.031748	1,928,325.449	19,344,475	0.00%	1.39%	(1.66)%
Employee	10.547027	10.481155	1,213.773	12,722	0.00%	0.35%	(0.62)%

Alliance Global Bond Portfolio (B)
Keyport Advisor Charter	10.096031	9.901126	378,102.685	3,743,642	0.00%	1.39%	(1.93)%

Alliance Growth and Income Portfolio (A)
Keyport Advisor Vista	13.439056	13.299388	451,108.039	5,999,461	0.15%	1.39%	(1.04)%

Alliance Growth and Income Portfolio (B)
Keyport Advisor Optima	10.706953	10.574122	2,790,524.282	29,507,344	0.15%	1.39%	(1.24)%

Alliance Growth Portfolio (B)
Keyport Optima		10.469152	66,426.900	695,433	0.00%	1.39%	4.69%

Alliance International Portfolio (B)
Keyport Optima		10.301209	29,091.508	299,678	0.00%	1.39%	3.01%

Alliance Premier Growth Portfolio (A)
Keyport Advisor	21.091269	17.219360	4,954,584.674	85,314,777	0.00%	1.39%	(18.36)%
Employee	20.923231	17.262221	6,647.143	114,744	0.00%	0.35%	(17.50)%

Alliance Premier Growth Portfolio (B)
Keyport Advisor Charter	9.432312	7.682677	5,495,656.772	42,221,356	0.00%	1.39%	(18.55)%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
Alliance Real Estate Investment Portfolio (A)
Keyport Advisor Vista	$10.545168	$11.521150	62,052.243	$714,913	0.89%	0.01%	9.26%

Alliance Technology Portfolio (B)
Keyport Advisor Charter	11.525363	8.471968	2,662,160.252	22,553,736	0.00%	1.39%	(26.49)%

Alliance Total Return Portfolio (B)
Keyport Optima		10.026011	76,925.782	771,259	0.00%	1.39%	0.26%

Alliance Worldwide Privatization Portfolio (B)
Keyport Charter	8.273973	6.749228	96,628.556	652,168	0.05%	1.39%	(18.43)%

Brinson Tactical Allocation Portfolio (I)
Keyport Advisor Optima	10.104966	8.714335	1,595,572.565	13,904,354	0.56%	1.39%	(13.76)%

Exeter Growth Fund
Exeter VA	16.293114	17.102546	20,767.731	355,181	0.60%	0.35%	4.97%

Exeter Moderate Growth Fund
Exeter VA	14.132898	14.564518	11,988.968	174,614	0.56%	0.35%	3.05%

Fidelity VIP Equity Income Fund - SC2
Keyport Charter	10.761154	10.057101	1,380,012.395	13,878,924	0.21%	1.39%	(6.54)%

Fidelity VIP III Dynamic Capital Appreciation Fund - SC2
Keyport Charter		9.334730	19,895.730	185,721	0.00%	1.39%	(6.65)%

Fidelity VIP III Growth Opportunities Fund - SC2
Keyport Charter	8.333497	7.014556	1,112,566.901	7,804,163	0.06%	1.39%	(15.83)%

Templeton Developing Markets Sec Fund 2
Keyport Advisor Charter	7.046956	6.387401	255,840.654	1,634,157	0.19%	1.39%	(9.36)%

Colonial Global Equity Fund, VS (B)
Keyport Advisor Charter	8.800007	6.544920	311,522.285	2,038,888	0.00%	1.39%	(25.63)%

Colonial High Yield Securities, VS (A)
Keyport Advisor Vista	8.865879	8.509312	1,013,047.864	8,620,340	2.27%	1.39%	(4.02)%
AnnuityNet.com	9.270320	8.964192	166.207	1,490	0.05%	0.65%	(3.30)%

Colonial High Yield Securities, VS (B)
Keyport Charter	8.844888	8.476489	610,122.501	5,171,697	3.41%	1.39%	(4.17)%

Colonial International Fund for Growth, VS (A)
Keyport Advisor	11.995720	8.948201	3,030,980.186	27,121,820	0.00%	1.39%	(25.41)%
Employee	13.187460	9.940761	2,911.176	28,939	0.00%	0.35%	(24.62)%

Colonial International Horizons Fund, VS (B)
Keyport Advisor Charter	9.266803	7.006092	448,765.996	3,144,096	0.11%	1.39%	(24.40)%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
Colonial Small Cap Value Fund, VS (A)
Keyport Advisor Vista	$10.543669	$11.363832	331,927.350	$3,771,967	0.00%	0.01%	7.78%

Colonial Small Cap Value Fund, VS (B)
Keyport Charter	10.543674	11.354147	546,236.707	6,202,052	0.10%	1.39%	7.69%

Colonial Strategic Income Fund, VS (A)
Keyport Advisor	14.101909	14.433037	4,853,274.770	70,047,494	2.05%	1.39%	2.35%
Employee	14.981661	15.494643	813.560	12,606	1.92%	0.35%	3.42%
AnnuityNet.com	9.967912	10.278429	294.577	3,028	4.37%	0.65%	3.12%

Colonial Strategic Income Fund, VS (B)
Keyport Charter	14.074909	14.386716	873,869.114	12,572,107	3.56%	1.39%	2.22%

Colonial U.S. Growth & Income Fund, VS (A)
Keyport Advisor	27.788412	27.237378	3,500,341.484	95,340,124	0.25%	1.39%	(1.98)%
Employee	29.847600	29.563377	1,058.991	31,307	0.26%	0.35%	(0.95)%
AnnuityNet.com	10.596156	10.463904	1,163.099	12,171	0.24%	0.65%	(1.25)%

Colonial U.S. Growth & Income Fund, VS (B)
Keyport Charter	27.774424	27.211343	691,545.424	18,817,880	0.43%	1.39%	(2.03)%

Crabbe Huson Real Estate Investment Fund, VS (B)
Keyport Advisor Charter	10.198222	11.506084	113,659.321	1,307,774	1.23%	1.39%	12.82%

Liberty All-Star Equity Fund, VS (A)
Keyport Advisor	13.203161	11.361079	3,522,717.568	40,021,873	0.06%	1.39%	(13.95)%
Employee	13.638173	11.859040	8,492.764	100,716	0.07%	0.35%	(13.05
							)%
Liberty All-Star Equity Fund, VS (B)
Keyport Charter	9.955955	8.559018	393,362.796	3,366,799	0.09%	1.39%	(14.03)%

Liberty Newport Japan Opp Fund, VS (B)
Keyport Charter	6.745619	4.515871	7,773.576	35,104	0.00%	1.39%	(33.05)%

Liberty S&P 500 Index Fund, VS (B)
Keyport Charter	8.925970	7.732363	2,306,797.572	17,836,996	0.22%	1.39%	(13.37)%

Liberty Select Value Fund, VS (B)
Keyport Charter	10.529745	10.744173	1,056,837.512	11,354,845	0.10%	1.39%	2.04%

Liberty Value Fund, VS (A)
Keyport Advisor	25.352693	24.954772	3,015,897.202	75,261,027	0.31%	1.39%	(1.57)%
Employee	27.225976	27.080425	1,470.215	39,814	0.30%	0.35%	(0.53)%

Liberty Value Fund, VS (B)
Keyport Charter	25.303098	24.842634	256,820.715	6,380,103	0.48%	1.39%	(1.82)%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
Newport Tiger Fund, VS (A)
Keyport Advisor	$10.845661	$8.718053	889,684.125	$7,756,313	0.17%	0.01%	(19.62)%
Employee	11.504183	9.344962	6,820.723	63,739	0.19%	0.35%	(18.77)%
AnnuityNet.com	8.748285	7.085021	170,613.712	1,208,802	0.14%	0.65%	(19.01)%

Newport Tiger Fund, VS (B)
Keyport Charter	10.887689	8.947885	108,582.061	971,580	0.44%	1.39%	(17.82)%

Rydex Financial Services Fund, VS (B)
Keyport Charter	12.120670	10.501361	231,123.678	2,427,113	0.14%	1.39%	(13.36)%

Rydex Health Care Fund, VS (B)
Keyport Charter	11.080013	9.619933	476,248.364	4,581,477	0.00%	1.39%	(13.18)%

Rydex Nova Fund
Rydex VA	20.408721	15.456382	3,581.463	55,356	0.00%	0.90%	(24.27)%

Rydex Precious Metals Fund
Rydex VA	24.067797	26.951039	419.769	11,313	0.00%	0.90%	11.98%

Rydex Ursa Fund
Rydex VA	28.730983	32.742151	21,459.647	702,635	1.81%	0.90%	13.96%

SteinRoe Global Utilities Fund, VS (A)
Keyport Advisor	19.464675	16.504348	1,728,559.681	28,528,751	0.36%	1.39%	(15.21)%
Employee	20.800617	17.822727	273.237	4,870	0.32%	0.35%	(14.32)%
AnnuityNet.com	9.011893	7.698633	383.266	2,951	0.59%	0.65%	(14.57)%

Wanger Foreign Forty Fund
Keyport Charter	9.697009	7.017419	205,159.442	1,439,690	0.02%	1.39%	(27.63)%
AnnuityNet.com	10.260319	7.480939	23,020.308	172,214	0.00%	0.65%	(27.09)%

Wanger International Small Cap Fund
Keyport Charter	8.931027	6.943468	850,743.667	5,907,111	0.00%	1.39%	(22.25)%
AnnuityNet.com	9.534756	7.468554	71,825.800	536,435	0.00%	0.65%	(21.67)%

Wanger Twenty Fund
Keyport Charter	10.392612	11.179817	451,136.088	5,043,619	0.00%	0.01%	7.57%
AnnuityNet.com	10.240569	11.098933	0.001	0	0.00%	0.00%	8.38%

Wanger US Small Cap Fund
Keyport Charter	10.541409	11.578425	1,324,070.709	15,330,653	0.00%	1.39%	9.84%
AnnuityNet.com	10.603292	11.733768	549.004	6,442	0.00%	0.65%	10.66%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
MFS Bond Series IC
Keyport Advisor Vista	$10.707167	$11.477770	438,995.888	$5,038,694	1.75%	1.39%	7.20%

MFS Emerging Growth Series IC
Keyport Advisor	21.355215	14.006333	1,629,052.643	22,817,054	0.00%	1.39%	(34.41)%
Employee	23.552359	15.610367	1,073.075	16,751	0.00%	0.35%	(33.72)%

MFS Emerging Growth Series SC
Keyport Charter	21.340401	13.968632	483,622.180	6,755,540	0.00%	1.39%	(34.54)%

MFS Investors Growth Stock Series SC
Keyport Charter	8.795111	6.519218	1,566,693.843	10,213,619	0.02%	1.39%	(25.88)%

MFS Investors Trust Series SC
Keyport Charter	9.677660	8.006550	1,044,375.547	8,361,845	0.09%	1.39%	(17.27)%

MFS New Discovery Series SC
Keyport Charter	9.108587	8.510087	560,354.488	4,768,665	0.00%	1.39%	(6.57)%

MFS Research Series IC
Keyport Advisor	16.531125	12.837187	2,517,384.583	32,316,137	0.00%	1.39%	(22.35)%
Employee	16.670611	13.081938	963.473	12,604	0.00%	0.35%	(21.53)%

Rydex OTC Fund
Rydex VA	15.492820	9.952931	5,558.854	55,327	0.00%	0.90%	(35.76)%
Keyport Charter	5.825796	3.723956	876,514.337	3,264,101	0.00%	1.39%	(36.08)%

Rydex US Government Money Market Fund
Rydex VA	25.757682	26.240440	65,783.307	1,726,183	0.47%	0.90%	1.87%

SteinRoe Balanced Fund VS (A)
Keyport Advisor	29.459745	26.381189	2,794,406.316	73,719,761	0.01%	0.01%	(10.45)%
Employee	20.442146	18.498595	2,907.008	53,776	0.64%	0.35%	(9.51)%

SteinRoe Balanced Fund VS (B)
Keyport Charter	29.423711	26.289675	1,065,049.026	27,999,793	0.55%	1.39%	(10.65)%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	2000	2001
	UNIT VALUE	UNIT VALUE	UNITS	DOLLARS	INVESTMENT INCOME RATIO*	EXPENSE RATIO**	TOTAL RETURN***
SteinRoe Growth Stock Fund VS (A)
Keyport Advisor	$52.531714	$39.051850	1,685,621.408	$65,826,634	0.00%	1.39%	(25.66)%
Employee	34.014801	25.552991	4,966.369	126,906	0.00%	0.35%	(24.88)%

SteinRoe Growth Stock Fund VS (B)
Keyport Charter	52.458436	38.907605	587,188.797	22,846,110	0.00%	1.39%	(25.83)%

SteinRoe Money Market Fund VS (A)
Keyport Advisor	15.436578	15.774271	8,627,415.370	136,091,188	0.89%	1.39%	2.19%
Dollar Cost Averaging	15.555598	16.119698	9,126.169	147,111	0.95%		3.63%
Employee	13.907577	14.361230	6,708.311	96,340	0.90%	0.35%	3.26%
AnnuityNet.com	10.552915	10.864601	669,737.333	7,276,429	0.16%	0.65%	2.95%

Liberty Federal Securities Fund VS (A)
Keyport Advisor	20.526080	21.664784	2,121,128.538	45,953,792	1.38%	1.39%	5.55%
Employee	15.262915	16.278945	1,181.966	19,241	1.24%	0.35%	6.66%
AnnuityNet.com	11.030141	11.729291	509.788	5,979	1.89%	0.65%	6.34%

Liberty Federal Securities Fund VS (B)
Keyport Charter	20.470221	21.551379	1,580,513.643	34,062,249	0.65%	1.39%	5.28%

SteinRoe Small Company Growth Fund VS (A)
Keyport Advisor	34.541388	30.645605	269,474.852	8,258,220	0.00%	1.39%	(11.28)%
Employee	21.651921	19.412383	1,108.707	21,523	0.00%	0.35%	(10.34)%

			85,248,268	$1,396,357,820

* These amounts represent the dividends and other income received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2001 are shown below:
	Purchases	Sales

AIM VI Capital Appreciation Series I	$21,230,818	$14,376,104

AIM VI Growth Series I	1,481,609	2,415,570

AIM VI International Equity Series I	867,593,512	858,411,062

AIM VI Value Series I	13,217,222	5,649,868

Alger American Growth Portfolio	15,519,739	22,711,760

Alger American Small Capitalization Portfolio	3,088,483	4,656,716

Alliance Global Bond Portfolio (A)	1,626,312	7,827,852

Alliance Global Bond Portfolio (B)	1,347,422	1,566,543

Alliance Growth and Income Portfolio (A)	1,195,666	2,431,384

Alliance Growth and Income Portfolio (B)	33,821,982	5,651,211

Alliance Growth Portfolio (B)	1,151,670	19,052

Alliance International Portfolio (B)	458,133	52,936

Alliance Premier Growth Portfolio (A)	11,390,990	30,583,127

Alliance Premier Growth Portfolio (B)	25,666,017	14,241,610

Alliance Real Estate Investment Portfolio (A)	128,685	278,345

Alliance Technology Portfolio (B)	11,756,851	8,818,638

Alliance Total Return Portfolio (B)	1,664,214	51,389

Alliance Worldwide Privatization Portfolio (B)	18,628,616	18,143,960

Brinson Tactical Allocation Portfolio (I)	8,894,691	8,555,585

Exeter Growth Fund	23,551	1,246

Exeter Moderate Growth Fund	10,916	638

Fidelity VIP Equity Income Fund - SC2	14,809,340	1,881,075

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)
	Purchases	Sales

Fidelity VIP III Dynamic Capital Appreciation Fund	$330,530	$63,761

Fidelity VIP III Growth Opportunities Fund - SC2	7,197,715	1,118,876

Templeton Developing Markets Sec Fund 2	1,634,788	1,554,723

Colonial Global Equity Fund, VS (B)	1,315,568	1,399,316

Colonial High Yield Securities Fund, VS (A)	4,112,704	4,300,441

Colonial High Yield Securities Fund, VS (B)	12,902,113	6,212,893

Colonial International Fund for Growth, VS (A)	6,361,249	8,445,570

Colonial International Horizons Fund, VS (B)	1,939,890	2,480,462

Colonial Small Cap Value Fund, VS (A)	7,877,680	7,281,849

Colonial Small Cap Value Fund, VS (B)	12,640,262	8,630,454

Colonial Strategic Income Fund, VS (A)	10,751,164	17,836,131

Colonial Strategic Income Fund, VS (B)	19,002,545	4,261,086

Colonial U.S. Growth & Income Fund, VS (A)	26,462,330	17,173,193

Colonial U.S. Growth & Income Fund, VS (B)	22,142,897	1,368,297

Crabbe Huson Real Estate Investment Fund, VS (B)	1,158,893	1,082,047

Liberty All-Star Equity Fund, VS (A)	7,535,426	13,726,328

Liberty All-Star Equity Fund, VS (B)	3,265,600	1,270,887

Liberty Newport Japan Opportunity Fund, VS (B)	505,769	534,619

Liberty S&P 500 Index Fund, VS (A)	461	-

Liberty S&P 500 Index Fund, VS (B)	20,460,306	3,647,608

Liberty Select Value Fund, VS (A)	252	-

Liberty Select Value Fund, VS (B)	12,525,050	938,743

Liberty Value Fund, VS (A)	12,699,806	23,369,209

Liberty Value Fund, VS (B)	7,618,943	1,239,837

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)
	Purchases	Sales

Newport Tiger Fund, VS (A)	$85,053,254	$86,321,659

Newport Tiger Fund, VS (B)	52,712,682	52,602,246

Rydex Financial Services Fund, VS (A)	420	-

Rydex Financial Services Fund, VS (B)	2,475,449	551,585

Rydex Health Care Fund, VS (B)	3,902,813	482,551

SteinRoe Global Utilities Fund, VS (A)	4,040,306	11,983,074

Wanger Foreign Forty Fund	35,626,875	33,965,769

Wanger International Small Cap Fund	122,352,238	115,512,356

Wanger Twenty Fund	5,774,776	1,193,966

Wanger US Small Cap Fund	23,289,188	7,147,381

MFS Bond Series IC	1,199,379	2,952,154

MFS Emerging Growth Series IC	9,170,345	14,296,590

MFS Emerging Growth Series SC	12,175,338	5,769,840

MFS Investors Growth Stock Series SC	10,294,522	2,171,849

MFS Investors Trust Series SC	9,445,487	1,110,312

MFS New Discovery Series SC	6,014,386	2,814,631

MFS Research Series IC	7,267,751	8,864,548

Mitchell Hutchins Balanced Portfolio (I)	510,113	1,901,601

Mitchell Hutchins Global Equity Portfolio (I)	113,834	494,199

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)
	Purchases	Sales

Mitchell Hutchins Growth & Income Portfolio (I)	$541,812	$1,397,507

Mitchell Hutchins Growth Portfolio (I)	999,206	1,472,927

Mitchell Hutchins Strategic Income Portfolio (I)	182,534	506,216

Rydex Nova Fund	8,036,794	7,985,057

Rydex OTC Fund	3,507,304	802,320

Rydex Precious Metals Fund	33,611	22,027

Rydex US Government Bond Fund	50,348	51,719

Rydex US Government Money Market Fund	3,291,828	1,703,341

Rydex Ursa Fund	8,439,425	7,724,543

SteinRoe Balanced Fund VS (A)	18,251,031	28,255,065

SteinRoe Balanced Fund VS (B)	42,583,924	9,576,425

SteinRoe Growth Stock Fund VS (A)	26,423,877	27,510,015

SteinRoe Growth Stock Fund VS (B)	24,214,598	3,804,330

SteinRoe Money Market Fund VS (A)	1,288,905,877	1,246,859,174

Liberty Federal Securities Fund VS (A)	17,302,144	11,201,111

Liberty Federal Securities Fund VS (B)	61,130,226	26,003,799

SteinRoe Small Company Growth Fund VS (A)	49,532,036	46,716,750

	$3,199,994,280	$2,907,990,638

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Change in Units Outstanding
The change in units outstanding for the year ended December 31, 2001 were as follow:

			Net Increase
	Units Issued	Units Redeemed	(Decrease)

AIM VI Capital Appreciation Series I	1,738,481	1,433,970	304,511

AIM VI Growth Series I	158,193	257,285	(99,092)

AIM VI International Equity Series I	93,286,705	93,013,582	273,123

AIM VI Value Series I	1,428,483	646,089	782,394

Alger American Growth Portfolio	209,877	1,212,138	(1,002,261)

Alger American Small Capitalization Portfolio	329,463	468,527	(139,064)

Alliance Global Bond Portfolio (A)	306,955	914,271	(607,316)

Alliance Growth and Income Portfolio (A)	3,088,157	707,408	2,380,749

Alliance Growth and Income Portfolio (B)	117,283	1,581	115,702

Alliance International Portfolio (B)	46,166	5,065	41,101

Alliance Premier Growth Portfolio (A)	287,875	1,637,029	(1,349,154)

Alliance Premier Growth Portfolio (B)	2,752,007	1,743,874	1,008,133

Alliance Real Estate Investment Portfolio (A)	8,821	24,785	(15,964)

Alliance Technology Portfolio (B)	1,004,196	972,364	31,832

Alliance Total Return Portfolio (B)	167,376	4,922	162,454

Alliance Worldwide Privatization Portfolio (B)	2,754,452	2,679,697	74,755

Brinson Tactical Allocation Portfolio (I)	707,231	894,920	(187,689)

Exeter Growth Fund	-	2	(2)

Exeter Moderate Growth Fund	-	2	(2)

Fidelity VIP Equity Income Fund - SC2	1,421,829	185,289	1,236,540

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Change in Units Outstanding (continued)

			Net Increase
	Units Issued	Units Redeemed	(Decrease)

Fidelity VIP III Dynamic Capital Appreciation Fund	36,307	7,942	28,365

Fidelity VIP III Growth Opportunities Fund - SC2	990,838	155,305	835,533

Templeton Developing Markets Sec Fund 2	245,034	233,458	11,576

Colonial Global Equity Fund, VS (B)	176,420	178,289	(1,869)

Colonial High Yield Securities Fund, VS (A)	349,415	471,510	(122,095)

Colonial High Yield Securities Fund, VS (B)	1,408,066	707,602	700,464

Colonial International Fund for Growth, VS (A)	671,032	833,015	(161,983)

Colonial International Horizons Fund, VS (B)	243,738	313,107	(69,369)

Colonial Small Cap Value Fund, VS (A)	740,028	689,002	51,026

Colonial Small Cap Value Fund, VS (B)	1,187,070	810,266	376,804

Colonial Strategic Income Fund, VS (A)	264,702	1,181,764	(917,062)

Colonial Strategic Income Fund, VS (B)	1,258,412	297,853	960,559

Colonial U.S. Growth & Income Fund, VS (A)	415,284	617,781	(202,497)

Colonial U.S. Growth & Income Fund, VS (B)	748,354	51,340	697,014

Crabbe Huson Real Estate Investment Fund, VS (B)	93,727	97,788	(4,061)

Liberty All-Star Equity Fund, VS (A)	584,503	1,134,344	(549,841)

Liberty All-Star Equity Fund, VS (B)	341,244	140,075	201,169

Liberty Newport Japan Opportunity Fund, VS (B)	76,936	80,735	(3,799)

Liberty S&P 500 Index Fund, VS (B)	2,533,830	449,445	2,084,385

Liberty Select Value Fund, VS (B)	1,173,097	91,126	1,081,971

Liberty Value Fund, VS (A)	226,060	928,201	(702,141)

Liberty Value Fund, VS (B)	293,563	51,574	241,989

Newport Tiger Fund, VS (A)	10,348,506	10,455,108	(106,602)

Newport Tiger Fund, VS (B)	5,769,616	5,793,762	(24,146)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Change in Units Outstanding (continued)
			Net Increase
	Units Issued	Units Redeemed	(Decrease)

Rydex Financial Services Fund, VS (B)	227,753	50,852	176,901

Rydex Health Care Fund, VS (B)	405,573	47,669	357,904

SteinRoe Global Utilities Fund, VS (A)	144,139	647,504	(503,365)

Wanger Foreign Forty Fund	4,932,860	4,696,621	236,239

Wanger International Small Cap Fund	17,803,118	16,837,350	965,768

Wanger Twenty Fund	568,794	116,436	452,358

Wanger US Small Cap Fund	2,134,049	673,368	1,460,681

MFS Bond Series IC	67,572	259,871	(192,299)

MFS Emerging Growth Series IC	452,369	913,709	(461,340)

MFS Emerging Growth Series SC	748,158	379,342	368,816

MFS Investor Growth Stock Series SC	1,414,337	306,169	1,108,168

MFS Investor Trust Series SC	1,097,488	133,406	964,082

MFS New Discovery Series SC	701,447	321,934	379,513

MFS Research Series IC	97,844	605,511	(507,667)

Mitchell Hutchins Balanced Portfolio (I)	11,163	179,833	(168,670)

Mitchell Hutchins Global Equity Portfolio (I)	3,823	63,637	(59,814)

Mitchell Hutchins Growth Portfolio (I)	8,084	196,992	(188,908)

Mitchell Hutchins Growth & Income Portfolio (I)	21,083	140,802	(119,719)

Mitchell Hutchins Strategic Income Portfolio (I)	16,451	52,477	(36,026)

Rydex Nova Fund	512,042	508,461	3,581

Rydex OTC Fund	804,142	160,474	643,668

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Change in Units Outstanding (continued)
			Net Increase
	Units Issued	Units Redeemed	(Decrease)

Rydex Precious Metals Fund	1,269	849	420

Rydex US Government Money Market Fund	125,163	64,725	60,438

Rydex Ursa Fund	255,895	234,436	21,459

SteinRoe Balanced Fund VS (A)	402,162	1,067,372	(665,210)

SteinRoe Balanced Fund VS (B)	1,687,441	383,958	1,303,483

SteinRoe Growth Stock Fund VS (A)	187,791	645,081	(457,290)

SteinRoe Growth Stock Fund VS (B)	489,715	95,326	394,389

SteinRoe Money Market Fund VS (A)	84,939,340	81,121,004	3,818,336

Liberty Federal Securities Fund VS (A)	725,117	575,397	149,720

SteinRoe Mortgage Securities Fund VS (B)	2,818,999	1,186,384	1,632,615

SteinRoe Small Company Growth Fund VS (A)	1,465,428	1,531,538	(66,110)

	265,259,941	246,771,680	18,488,261

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

9. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

Report of Independent Auditors

The Board of Directors

Keyport Life Insurance Company

We have audited the consolidated balance sheets of Keyport Life Insurance Company (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999, respectively. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999, respectively, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 3 to the financial statements, in 2001 the Company changed its method of accounting for its derivatives.

ERNST & YOUNG LLP

Boston, Massachusetts

February 5, 2002

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in thousands)

	December 31,
ASSETS	2001	2000

Cash and investments:
Fixed maturities available for sale (amortized cost: 2001 -$12,059,631;
2000 -$10,728,519)	$11,999,671	$10,668,288
Equity securities (cost: 2001 - $36,859; 2000 - $71,489)	39,658	76,427
Mortgage loans	6,871	9,433
Policy loans	635,938	620,824
Other invested assets	521,259	783,043
Cash and cash equivalents	2,108,093	1,728,279
Total cash and investments	15,311,490	13,886,294

Accrued investment income	183,576	163,474
Deferred policy acquisition costs	28,299	547,901
Value of business acquired	95,155	-
Goodwill	714,755	15,570
Current income tax receivable	1,622	-
Deferred income tax asset	185,855	-
Intangible assets	12,100	-
Receivable for investments sold	21,797	90,545
Other assets	28,330	91,742
Separate account assets	2,560,831	4,212,488

Total assets	$19,143,810	$19,008,014

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Policy liabilities	$13,627,126	$11,968,489
Income taxes payable	-	9,954
Deferred income taxes	-	161,615
Payable for investments purchased and loaned	1,165,609	1,364,531
Other liabilities	56,837	56,403
Separate account liabilities	2,532,557	4,166,787
Total liabilities	17,382,129	17,727,779

Stockholder's equity:
Common stock, $1.25 par value; authorized 2,500 shares;
issued and outstanding 2,412 shares	3,015	3,015
Additional paid-in capital	1,703,462	505,933
Retained earnings	86,976	797,606
Accumulated other comprehensive loss	(31,772)	(26,319)
Total stockholder's equity	1,761,681	1,280,235

Total liabilities and stockholder's equity	$19,143,810	$19,008,014

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

	For the 2 month period ended December 31,	For the 10 month period ended October 31,	Year Ended December 31,
	2001	2001	2000	1999

Revenues:
Net investment income, including distributions from
private equity limited partnerships	$ 144,918	$ 735,641	$ 856,808	$ 805,216
Interest credited to policyholders	107,315	498,668	539,643	526,574
Investment spread	37,603	236,973	317,165	278,642
Net realized investment gains (losses)	2,454	(22,790)	(35,796)	(41,510)
Net derivative gains	99,972	446
Net change in unrealized and undistributed (losses)
gains in private equity limited partnerships	-	(17,088)	31,604	-
Fee income:
Surrender charges	1,174	13,654	24,266	17,730
Separate account income	8,699	44,460	43,518	33,485
Management fees	1,080	5,715	6,207	4,241
Total fee income	10,953	63,829	73,991	55,456

Expenses:
Policy benefits	1,128	4,869	4,997	3,603
Operating expenses	10,778	55,710	64,875	49,734
Amortization of deferred policy acquisition costs	1,439	95,507	116,123	97,359
Amortization of value of business acquired	3,828	-	-	-
Amortization of intangible assets	-	1,047	1,256	1,256
Total expenses	17,173	157,133	187,251	151,952

Income before income taxes and cumulative
effect of accounting changes	133,809	104,237	199,713	140,636
Income tax expense	46,833	26,635	57,128	45,977

Income before cumulative effect of
accounting changes	86,976	77,602	142,585	94,659
Cumulative effect of accounting changes, net of tax	-	60,847	-	-

Net income	$ 86,976	$ 16,755	$ 142,585	$ 94,659

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

				Accumulated
		Additional		Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income (Loss)	Total

Balance, December 31, 1998	$3,015	$505,933	$600,396	$26,253	$1,135,597

Comprehensive income (loss)
Net income	-	-	94,659	-	94,659
Other comprehensive income, net of tax:
Net unrealized investment losses	-	-	-	(186,868)	(186,868)
Comprehensive income					(92,209)
Dividends paid	-	-	(30,000)	-	(30,000)

Balance, December 31, 1999	3,015	505,933	665,055	(160,615)	1,013,388

Comprehensive income (loss)
Net income	-	-	142,585	-	142,585
Other comprehensive loss, net of tax:
Net unrealized investment gains	-	-	-	134,296	134,296
Comprehensive income					276,881
Dividends paid	-	-	(10,034)	-	(10,034)

Balance, December 31, 2000	3,015	505,933	797,606	(26,319)	1,280,235

Comprehensive income:
Net income	-	-	16,755	-	16,755
Other comprehensive income, net of tax:
Net unrealized investment gains	-	-	-	85,107	85,107
Comprehensive income					101,862
Dividend paid	-	-	(99)	-	(99)
Balance, October 31, 2001	3,015	505,933	814,262	58,788	1,381,998

Sale of stockholder's equity	(3,015)	(505,933)	(814,262)	(58,788)	(1,381,998)
Sun Life acquisition cost	3,015	1,703,462	-	-	1,706,477

Comprehensive income (loss)
Net income	-	-	86,976	-	86,976
Other comprehensive loss, net of tax:
Net unrealized investment losses	-	-	-	(31,772)	(31,772)
Comprehensive income					55,204

Balance, December 31, 2001	$3,015	$1,703,462	$86,976	$(31,772)	$1,761,681

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the 2 month period ended December 31,	For the 10 month period ended October 31,	Year Ended December 31,
	2001	2001	2000	1999

Cash flows from operating activities:
Net income	$ 86,976	$ 16,755	$ 142,585	$ 94,659
Adjustments to reconcile net income to net cash
provided by operating activities:
Cumulative effect of accounting changes	-	60,847
Non-cash derivative activity	(116,870)	94,048
Interest credited to policyholders	107,315	498,668	539,643	526,574
Net realized investment (gains) losses	(2,454)	22,790	35,796	41,510
Net change in unrealized and undistributed losses
(gains) in private equity limited partnerships	-	17,088	(31,604)	-
Net amortization on investments	(5,000)	(11,544)	59,836	79,508
Change in deferred policy acquisition costs	(12,117)	(64,985)	9,023	(17,446)
Change in current and deferred income taxes	48,624	(41,200)	5,783	53,060
Net change in other assets and liabilities	19,551	(116,807)	22,487	2,876
Net cash provided by operating activities	126,025	475,660	783,549	780,741

Cash flows from investing activities:
Investments purchased - available for sale	(1,499,445)	(1,973,207)	(3,802,286)	(4,835,872)
Investments sold - available for sale	1,654,960	2,026,942	2,877,082	4,322,679
Investments matured - available for sale	-	86,626	894,779	823,252
Increase in policy loans	(4,022)	(11,092)	(21,346)	(20,708)
Decrease in mortgage loans	345	2,217	2,692	42,992
Other invested assets sold (purchased), net	(28,665)	46,111	8,336	(17,344)
Net cash provided by (used in)
investing activities	123,173	177,597	(40,743)	314,999

Cash flows from financing activities:
Withdrawals from policyholder accounts	(472,341)	(1,993,388)	(2,249,950)	(2,108,889)
Deposits to policyholder accounts	453,393	1,565,504	1,569,168	894,414
Dividends paid to Parent	-		(10,034)	(30,000)
Net change in securities lending	30,900	(106,709)	600,386	505,013
Net cash provided by (used in)
financing activities	11,952	(534,593)	(90,430)	(739,462)

Change in cash and cash equivalents	261,150	118,664	652,376	356,278
Cash and cash equivalents at beginning of period	1,846,943	1,728,279	1,075,903	719,625

Cash and cash equivalents at end of period	$ 2,108,093	$ 1,846,943	$ 1,728,279	$ 1,075,903

See accompanying notes.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

1. Change of Control

Through October 31, 2001, Keyport Life Insurance Company ("the Company") was a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("LFC"), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

On May 3, 2001, LFC announced that it had reached a definitive agreement to sell its annuity and bank marketing businesses to Sun Life Financial Services Inc. ("Sun Life Financial"), a Canadian holding company and parent of Sun Life Assurance Company of Canada ("Sun Life"). The transaction was subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the U.S., certain other regulatory authorities in the U.S. and Canada and LFC's shareholders.

Effective after the close of business on October 31, 2001, all required approvals had been obtained and Sun Life of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life, acquired the Company for approximately $1.7 billion in cash. As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc., another indirect subsidiary of Sun Life, acquired Independent Financial Marketing Group ("IFMG"), an affiliate of the Company ($20 million of the total purchase price was allocated to IFMG). The acquisition of the Company and IFMG complements both Sun Life Financial's product array and distribution capabilities and advances Sun Life Financial towards its strategic goal of reaching a top 10 position in target product markets in North America. Sun Life Financial also expects to reduce costs through economies of scale.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141 "Business Combinations" and SFAS No. 142 "Goodwill and Other Intangible Assets". Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value at the date of acquisition. The Company is in the process of completing the valuations of a portion of the assets acquired; thus, the allocation of the purchase price is subject to refinement.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2001 (in thousands):

Assets:
Fixed-maturity securities	$ 10,609,150
Equity securities	35,313
Mortgage loans	7,216
Policy loans	631,916
Value of business acquired	105,400
Goodwill	714,755
Intangible assets	12,100
Deferred taxes	217,633
Other invested assets	363,586
Cash and cash equivalents	1,846,887
Other assets acquired	465,152
Separate account assets	3,941,527
Total assets acquired	18,950,635

Liabilities:
Policy liabilities	12,052,071
Other liabilities	1,262,045
Separate accounts	3,930,042
Total liabilities assumed	17,244,158

Net assets acquired	$ 1,706,477

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years. Most of the goodwill is expected to be deductible for tax purposes.

2. Accounting Policies

Organization

The Company offers a diversified line of fixed, indexed and variable annuity products designed to serve the growing retirement savings market. These annuity products are sold through a wide-ranging network of banks, agents and security dealers throughout the United States.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Principles of Consolidation

The consolidated financial statements include the Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Keyport Benefit Life Insurance Company ("Keyport Benefit"), Liberty Advisory Services Corp. (through October 31, 2001) and Keyport Financial Services Corp. ("KFSC"). On October 31, the Company transferred its ownership interest in Liberty Advisory Service Corp., through a dividend, to Liberty Financial.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after tax unrealized gains and losses (net of adjustments to deferred policy acquisition costs and value of business acquired) are reported as a separate component of accumulated other comprehensive income (loss). The cost basis of securities is adjusted for declines in value that are determined to be other than temporary. Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for amortization of deferred policy acquisition costs and value of business acquired.

For the mortgage-backed bond portion of the fixed-maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest and do not exceed the net cash surrender value of the related insurance policy.

Investments in private equity limited partnerships, which are included in other invested assets, are accounted for on either the cost method or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The net change in unrealized and undistributed gains in private equity limited partnerships primarily represents increases/(decreases) in the fair value of the underlying investments of the private equity limited partnerships that are accounted for under the equity method. The net change of ($17.1) million and $31.6 million in unrealized and undistributed (losses)/gains is recorded net of the related amortization of deferred policy acquisition costs of $(31.7) million and $58.7 million, and net of the amounts realized, which are recognized in investment income of $31.4 million and $13.3 million, for the 10 month period ended October 31, 2001 and the year ended December 31, 2000, respectively. The financial information for these investments is obtained directly from the private equity limited partnerships on a periodic basis. There can be no assurance that any unrealized and undistributed gains/(losses) will ultimately be realized or that the Company will not incur losses in the future on such investments. The corresponding amount in 1999 was insignificant.

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Deferred Policy Acquisition Costs

Deferred policy acquisition costs relate to the costs of acquiring new business, which vary with, and are primarily related to, the production of new annuity business. Such acquisition costs include commissions, costs of policy issuance, and underwriting and selling expenses. These costs are deferred and amortized with interest in relation to the present value of estimated gross profits from mortality; investment spread and expense margins over the estimated lives of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on available for sale fixed-maturity securities. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). Deferred policy acquisition costs were increased by $0.6 million and $43.6 million at December 31, 2001 and December 31, 2000, respectively, relating to this adjustment.

Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Value of Business Acquired

The value of business acquired represents the actuarial-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over the estimated lives of the contracts. Interest is accrued on the unamortized balance at the contract rate of 5% for the year ended December 31, 2001.

The value of business acquired is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). Value of business acquired was increased by $5.7 million at December 31, 2001 relating to this adjustment.

Estimated future net amortization expense of the value of business acquired as of December 31, 2001 is as follows (in thousands):

2002	$ 19,016
2003	17,497
2004	15,639
2005	13,709
2006	11,632
Thereafter	17,662
Total	$ 95,155

Goodwill

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of the Company. In accordance with SFAS 142, Goodwill will be tested for impairment on an annual basis beginning in 2002.

Intangible Assets

Intangible assets consist of state insurance licenses ($10.1 million) that are not subject to amortization and $2.0 million of product rights that have a weighted-average useful life of 7 years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuities, variable life policies are segregated in separate accounts. Separate account assets consist principally of investments in mutual funds and fixed maturities and are carried at fair value. Investment income and changes in mutual fund asset values are allocated to the policyholders and, therefore, do not affect the operating results of the Company. The Company earns separate account fees for providing administrative services and bearing the mortality risk related to these contracts. The difference between investment income and interest credited on the institutional accounts was reported as separate account fee income through October 31, 2001. Effective November 1, 2001, the separate institutional accounts were classified as general account assets. Investment income and interest credited were reported as components of net investment income and interest credited, respectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

As of December 31, 2001 and 2000, the Company also classified $28.3 million and $45.7 million, respectively, of investments in certain mutual funds sponsored by former affiliates of the Company as separate account assets.

Policy Liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single-premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes."

The Company files a consolidated federal income tax return with its life insurance subsidiaries, Independence Life and Keyport Benefit. Liberty Advisory Services Corp. ("LASC") and KFSC also file consolidated federal and state income tax returns. The Company and its life insurance subsidiaries will be eligible to file a consolidated return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco") beginning in 2006. US Holdco is a member of the Sun Life Financial Group Insurance Holding Company system and is an indirect subsidiary of Sun Life Assurance Company of Canada.

The Company and its life insurance subsidiaries have a tax-sharing agreement that allocates income taxes to the Company and its subsidiaries as if each entity were to file separate income tax returns. Tax benefits resulting from losses are paid to the extent such losses are utilized in the consolidated income tax return. LASC and KFSC also have a tax-sharing agreement (through October 31, 2001) with the same terms as those outlined above.

Cash Equivalents

Short-term investments having a maturity of three months or less when purchased are classified as cash equivalents.

Reclassifications

Certain prior-year amounts have been reclassified to conform to the 2001 presentation.

3. Accounting Changes

The cumulative effect of accounting changes, net of tax, for the ten-month period ended October 31, 2001 of $60.8 million includes a loss of $54.3 million relating to the adoption of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133" (collectively hereafter referred to as the "Statement") in the quarter ended March 31, 2001 and a loss of $6.5 million relating to the adoption of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in the quarter ended June 30, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The Company adopted the Statement on January 1, 2001. The Statement requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset by the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in operations.

The cumulative effect, reported after tax and net of related effects on deferred policy acquisition costs, upon adoption of the Statement at January 1, 2001 decreased net income and stockholder's equity by $54.3 million. The adoption of the Statement may increase volatility in future reported income due, among other reasons, to the requirements of defining an effective hedging relationship under the Statement as opposed to certain hedges the Company believes are effective economic hedges. The Company anticipates that it will continue to utilize its current risk management philosophy, which includes the use of derivative instruments.

The Company adopted EITF Issue No. 99-20 on April 1, 2001. EITF Issue 99-20 governs the method of recognizing interest income and impairment on asset-backed investment securities. EITF Issue No. 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased benefecial interests in securitized financial assets. Pursuant to EITF Issue No. 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, reported after tax and net of related effects on deferred policy acquisition costs, upon adoption of EITF Issue No. 99-20 on April 1, 2001 decreased net income by $6.5 million with a related increase to accumulated other comprehensive income of $1.8 million.

4. Accounting for Derivatives and Hedging Activities

All derivatives are recognized on the balance sheet at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either (1) a hedge of the fair value of a recognized asset ("fair value hedge") or (2) utilizes the derivative as an economic hedge ("non-designated derivative"). Changes in the fair value of a derivative that is highly effective and is designated and qualifies as a fair value hedge, along with the loss or gain on the hedged asset attributable to the hedged risk, are recorded in current period operations as a component of net derivative gains. Changes in the fair value of non-designated derivatives are reported in current period operations as a component of net derivative gains.

The Company issues equity-indexed annuity contracts that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract), is carried at fair value, and is considered a non-designated derivative.

The Company purchases call options and futures on the S&P 500 Index to economically hedge its obligation under the annuity contract to provide returns based upon this index. The call options and futures are non-designated derivatives. In addition, the Company utilizes non-designated total return swap agreements to hedge certain contract obligations.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Prior to October 31, 2001, the interest rate swap agreements were designated and qualified as fair value hedges. The ineffective portion of the fair value hedges, net of related effects on deferred policy acquisition costs, resulted in a loss of ($2.6) million for the ten-month period ended October 31, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedging transactions. This process included linking all fair value hedges to specific assets on the balance sheet. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value and changes in fair value will be reported in operations. The subsequent fair value changes in the hedged asset will no longer be reported in current period operations.

Effective November 1 2001, in conformity with Sun Life accounting policies, the Company discontinued hedge accounting and classified its interest rate swap agreements as non-designated derivatives. The Company believes that these derivatives provide economic hedges and the cost of formally documenting the effectiveness of the fair value of the hedged assets in accordance with the provisions of SFAS 133 was not justified. The increase in the swap values, net of related effects on the value of business acquired, resulted in income of $64.9 million for the two-month period ended December 31, 2001. The change in values of the call options, futures, and the embedded derivative, net of related effects on the value of business acquired, resulted in income of $35.1 million for the two-month period ended December 31, 2001.

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

		Assets /(Liabilities)
	Notional Amounts	Carrying Value	Fair Value
	12/31/2001	12/31/2001	12/31/2001

Interest rate swaps	$2,172,526	$ (71,906)	$ (71,906)
Total return swaps	1,035,438	42,171	42,171
S&P 500 Index call options	-	56,125	56,125

		Assets /(Liabilities)
	Notional Amounts	Carrying Value	Fair Value
	12/31/2000	12/31/2000	12/31/2000

Interest rate swaps	$2,797,750	$ (33,450)	$ (33,450)
Total return swaps	1,031,595	23,936	23,936
S&P 500 Index call options	-	337,712	58,164

The interest rate and total return swap agreements expire in 2002 through 2029. The S&P 500 call options and futures maturities range from 2002 to 2008.

At December 31, 2001 and 2000, the Company had approximately $92.5 million and $111.1 million, respectively, of unamortized premium in call option contracts.

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options and futures contracts are based on quoted market prices.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

5. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of fixed-maturity securities are as follows (in thousands):

December 31, 2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury securities	$ 228,136	$ 18	$ (3,795)	$ 224,359
Other U.S. Government securities	6,276	-	(377)	5,899
Mortgage-backed securities of U.S.
government corporations and
agencies	965,478	3,351	(12,803)	956,026
Debt securities issued by foreign
governments	27,586	4,134	(402)	31,318
Corporate securities	6,518,474	92,030	(79,776)	6,530,728
Other mortgage-backed securities	2,542,605	5,588	(52,851)	2,495,342
Asset-backed securities	1,490,306	19,463	(22,317)	1,487,452
Senior secured loans	280,770	2,477	(14,700)	268,547

Total fixed maturities	$ 12,059,631	$ 127,061	$ (187,021)	$ 11,999,671

December 31, 2000	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury securities	$ 40,243	$ 1,711	$ (111)	$ 41,843
Mortgage-backed securities of U.S.
government corporations and
agencies	893,123	16,219	(5,401)	903,941
Debt securities issued by foreign
governments	102,180	632	(265)	102,547
Corporate securities	5,597,632	88,876	(215,877)	5,470,631
Other mortgage-backed securities	2,403,173	74,566	(17,698)	2,460,041
Asset-backed securities	1,683,361	20,716	(21,753)	1,682,324
Senior secured loans	8,807	-	(1,846)	6,961

Total fixed maturities	$10,728,519	$202,720	$(262,951)	$10,668,288

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

At December 31, 2001 and 2000, gross unrealized gains on equity securities and investments in separate accounts aggregated $4.7 million and $13.4 million, respectively. Gross unrealized losses aggregated to $7.9 million at December 31, 2000.

The change in net unrealized investment gains (losses) on securities included in accumulated other comprehensive income (loss) for the ten-month period ended October 31, 2001 and for the years ended December 31, 2000 and 1999 include: gross unrealized gains (losses) on securities of $415.5 million, $213.4 million, and $(473.9) million, respectively, reclassification adjustments for realized investment losses into net income of $29.3 million, $45.9 million, and $53.5 million, respectively, and adjustments to deferred policy acquisition costs of $(343.3) million, $(192.3) million, and $302.0 million, respectively. The above amounts are shown before income tax expense (benefit) of $16.4 million, $(67.3) million, and $68.5 million, respectively. The income tax (benefit) expense recorded in other comprehensive income includes a change in the valuation allowance of $(9.7) million, $(90.7) million, and $109.9 million, respectively, related to unrealized capital losses on available for sale securities for the ten-month period ended October 31, 2001 and for the years ended December 31, 2000 and 1999, respectively.

The change in net unrealized investment gains (losses) on securities included in accumulated other comprehensive income (loss) for the two-month period ended December 31, 2001 include: gross unrealized (losses) on securities of $(52.4) million, reclassification adjustments for realized investment gains into net income of $(2.8) million, and adjustments to value of business acquired and deferred acquisition costs of $5.7 million and $0.6 million, respectively. The above amounts are shown before the income tax benefit of $17.1 million.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2001. At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2001, $1.2 billion of fixed maturities were below investment grade.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 2001 are as follows (in thousands):

	Amortized Cost	Fair Value

Due in one year or less	$ 392,782	$ 393,827
Due after one year through five years	2,867,449	2,856,646
Due after five years through ten years	2,961,223	2,954,897
Due after ten years	839,788	855,481
	7,061,242	7,060,851
Mortgage and asset-backed securities	4,998,389	4,938,820
	$ 12,059,631	$ 11,999,671

Actual maturities may differ because borrowers may have the right to call or prepay obligations.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Net Investment Income

Net investment income is summarized as follows (in thousands):

	2 months ended	10 months ended	Year Ended December 31,
	12/31/2001	10/31/2001	2000	1999

Fixed maturities	$ 141,185	$ 678,035	$807,884	$814,701
Mortgage loans and other invested assets	110	34,273	85,717	28,364
Policy loans	5,752	30,701	36,985	36,306
Equity securities	797	9,651	276	1,513
Cash and cash equivalents	377	917	27,368	20,822
Gross investment income	148,221	753,577	958,230	901,706
Investment expenses	(3,303)	(17,936)	(21,014)	(19,300)
Amortization of options and interest rate caps	-	-	(80,408)	(77,190)

Net investment income	$ 144,918	$ 735,641	$856,808	$805,216

As of December 31, 2001 and 2000, the carrying value of non-income-producing fixed-maturity investments was $81.8 million and $24.4 million, respectively.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

	2 months ended	10 months ended	Year Ended December 31,
	12/31/2001	10/31/2001	2000	1999
Fixed maturities available for sale:
Gross gains	$ 12,509	$ 19,374	$ 35,430	$ 48,066
Gross losses	(9,716)	(7,510)	(70,474)	(79,825)
Other than temporary declines in value	-	(42,800)	(16,731)	(18,276)
	2,793	(30,936)	(51,775)	(50,035)

Equity securities	-	1,665	-	-
Investments in separate accounts	-	-	4,386	-
Other invested assets	-	-	1,497	(3,457)

Gross realized investment gains (losses)	2,793	(29,271)	(45,892)	(53,492)

Amortization adjustments of deferred policy
acquisition costs and value of business acquired	(339)	6,481	10,096	11,982

Net realized investment gains (losses)	$ 2,454	$ (22,790)	$(35,796)	$(41,510)

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

6. Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

	2 months ended	10 months ended	Year ended December 31,
	12/31/2001	10/31/2001	2000	1999

Current	$ (1,859)	$ 89,493	$ 96,219	$(10,310)
Deferred	48,692	(53,128)	(29,667)	56,287
Valuation allowance	-	(9,730)	(9,424)	-
	$46,833	$ 26,635	$ 57,128	$ 45,977

A reconciliation of income tax expense, with the expected federal income tax expense computed at the applicable federal income tax rate of 35%, is as follows (in thousands):

	2 months ended	10 months ended	Year ended December 31,
	12/31/2001	10/31/2001	2000	1999

Expected income tax expense	$46,833	$36,483	$69,899	$49,223
Increase (decrease) in income taxes resulting from:
Nontaxable investment income	(195)	(1,002)	(2,704)	(2,111)
Amortization of goodwill	-	366	440	440
Change in valuation allowance	-	(9,730)	(9,424)	-
Other, net	195	518	(1,083)	(1,575)
Income tax expense	$46,833	$26,635	$57,128	$45,977

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

6. Income Taxes (continued)

The components of deferred income taxes are as follows (in thousands):

	December 31,
	2001	2000
Deferred income tax assets:
Deferred policy acquisition costs	$105,444	$ -
Policy liabilities	62,311	65,635
Guaranty fund expense	1,557	2,346
Excess of book over tax basis of investments	3,653
Net operating loss carryforwards	-	1,108
Deferred fees	-	2,433
Net unrealized capital losses	17,108	19,155
	190,073	90,677
Valuation allowance	-	(9,730)
Total deferred income tax assets	190,073	80,947

Deferred income tax liabilities:
Deferred policy acquisition costs	-	(160,089)
Excess of book over tax basis of investments	-	(72,861)
Separate account assets	-	(2,476)
Other	(4,218)	(7,136)
Total deferred tax liabilities	(4,218)	(242,562)
Net deferred income tax asset (liability)	$185,855	$(161,615)

Income taxes paid were $64.0 million for the ten-month period ended October 31, 2001 and $51.5 million in 2000. In 1999, a tax refund of $7.5 million was received.

As part of the Stock Purchase Agreement between Sun Life Financial and Liberty Financial, Liberty Financial is obligated to reimburse the Company for any federal, state or local taxes arising from certain tax elections under Section 338(h) of the Internal Revenue Code of 1986. Liberty Financial has given notice to the Company of certain objections it has with the calculation of these taxes. The amount in dispute is approximately $37 million. Under the agreement, if Sun Life Financial and Liberty Financial cannot agree on the amount of taxes due, the matter shall be submitted for arbitration. It is not yet possible to know whether arbitration will be necessary. The Company currently assumes the entire amount will be recoverable from Liberty Financial.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

7. Retirement Plans

Prior to the acquisition by Sun Life of Canada (U.S.) Holdings, Inc., the Company's employees and certain employees of Liberty Financial were eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It was the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts were contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees were vested after five years of service. Benefits were based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment and the employee's estimated social security retirement benefit. The Company also had an unfunded nonqualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan (the "Plans") to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code. Plan assets consisted principally of investments in certain mutual funds sponsored by an affiliated company.

Pension cost related to the Plans is as follows (in thousands):

	10 months ended	Year Ended December 31,
	10/31/2001	2000	1999
Pension cost consists of:
Service cost benefits earned during the period	$ 706	$ 734	$1,017
Interest cost on projected benefit obligation	1,046	1,184	1,065
Expected return on Plan assets	(719)	(829)	(724)
Net amortization and deferred amounts	11	18	143

Total net periodic pension cost	$ 1,044	$1,107	$1,501

The assumptions used to develop the accrued pension obligation and pension cost are as follows:

	2001	2000	1999

Discount rate	7.75%	7.75%	7.75%
Rate of increase in compensation level	4.50	4.50	4.50
Expected long-term rate of return on assets	9.00	9.00	9.00

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans (under Liberty Financial through October 31, 2001 and Sun Life thereafter). Expenses related to these defined contribution plans totaled $0.8 million for the 10 month period ended October 31, 2001, and $0.9 million and $0.9 million for the years ended December 31, 2000 and 1999, respectively.

As a result of the acquisition of the Company by Sun Life of Canada (U.S.) Holdings, Inc., the Liberty Financial Pension Plan was terminated effective November 1, 2001. The employees of the Company will be eligible to participate in a plan sponsored by Sun Life when they achieve 1,000 hours of service. The gain or loss on the termination of the Plan does not have any effect on the Company's financial statements as Liberty Financial is responsible for such gain or loss.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. The aggregate fair-value amounts presented herein do not necessarily represent the underlying value of the Company, and, accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair-value information presented herein.

The following methods and assumptions were used by the Company in determining estimated fair value of financial instruments:

Fixed maturities and equity securities: Fair values for fixed-maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities. The fair values for equity securities are based on quoted market prices.

Mortgage loans: The fair value of mortgage loans is determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Policy loans: The carrying value of policy loans approximates fair value.

Other invested assets: The carrying value of private equity limited partnerships and all other assets classified as other invested assets in the accompanying consolidated balance sheet approximate their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract. Call options were carried at unamortized premium plus intrinsic value at December 31, 2000 and 1999, respectively.

Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which includes surrender charges.

Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

8. Fair Value of Financial Instruments (continued)

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

	December 31,		December 31,
	2001		2000
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed-maturity securities	$ 11,999,671	$ 11,999,671	$ 10,668,288	$ 10,668,288
Equity securities	39,658	39,658	76,427	76,427
Mortgage loans	6,871	7,645	9,433	10,496
Policy loans	635,938	635,938	620,824	620,824
Other invested assets	521,259	521,259	783,043	808,495
Cash and cash equivalents	2,108,083	2,108,083	1,728,279	1,728,279
Separate accounts	2,560,831	2,560,831	4,212,488	4,212,488
Liabilities:
Policy liabilities	13,627,126	13,186,518	11,968,489	11,476,275
Separate accounts	2,532,557	2,532,557	4,166,787	4,166,787

9. Quarterly Financial Data (Unaudited)

The following is a tabulation of the unaudited quarterly results of operations (in thousands):

				2001 periods
	2001 Quarters			Month ended	2 Months ended
	March 31	June 30	September 30	October 31	December 31

Net investment income, including
distributions from private equity
limited partnerships	$ 234,919	$ 235,766	$ 195,391	$ 69,565	$ 144,918
Interest credited to policyholders	148,494	153,361	148,099	48,714	107,315
Investment spread	86,425	82,405	47,292	20,851	37,603
Net realized investment (losses)/
gains	(14,372)	(3,421)	(14,021)	9,024	2,454
Net derivative income (losses)	(3,823)	8,526	(6,537)	2,280	99,972
Net change in unrealized and
undistributed gains (losses) in
private equity limited
partnerships	2,656	(17,261)	(2,483)	-	-
Fee income	18,448	19,850	17,795	7,736	10,953
Pretax income (loss) before
cumulative effect of accounting
changes	38,179	41,964	(977)	25,071	133,809
Net (loss) income	(23,877)	21,241	1,469	17,922	86,976

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

9. Quarterly Financial Data (Unaudited) (continued)
		2000 Quarters
	March 31	June 30	September 30	December 31

Net investment income, including
distributions from private equity
limited partnerships	$ 204,724	$ 215,224	$ 212,896	$ 223,964
Interest credited to policyholders	127,289	133,226	135,758	143,370
Investment spread	77,435	81,998	77,138	80,594
Net realized investment losses	(7,708)	(9,570)	(12,358)	(6,160)
Net change in unrealized and
undistributed gains in private
equity limited partnerships	14,983	7,462	5,895	3,264
Fee income	18,162	19,433	20,816	21,247
Pretax income	58,397	49,105	46,371	45,840
Net income	38,150	32,524	36,614	35,297

In 2000, the Company restated its first and second quarter results of operations and related unaudited quarterly financial statements to reflect the after-tax net change in unrealized and undistributed gains in private equity limited partnerships. The net increase in net income resulting from such changes was $9.7 million for the quarter ended March 31, 2000 and $4.9 million for the quarter ended June 30, 2000.

10. Statutory Information

The Company's primary insurance company, Keyport Life Insurance Company, is domiciled in the State of Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and capital and statutory net (loss) income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net income (loss) are as follows (in thousands):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital	$ 571,051	$ 805,235	$ 877,821
Statutory net (loss) income	(136,238)	(5,877)	116,289

Effective January 1, 2001, the State of Rhode Island required that insurance companies domiciled in the State of Rhode Island prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Commissioner of Insurance of the State of Rhode Island.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

10. Statutory Information (continued)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles for statutory purposes. As a result of these changes, the Company reported an adjustment on a statutory basis that decreased unassigned surplus by $17.4 million as of January 1, 2001, which was primarily due to deferred tax assets and liabilities established as of that date.

The Company's ability to pay dividends is subject to certain restrictions. Current Rhode Island insurance law permits the payment of dividends or distributions from the Company to its parent, which, together with dividends and distributions paid during the preceding 12 months, do not exceed the lesser of (i) 10% of statutory surplus as of the preceding December 31 or (ii) the net gain from operations for the preceding fiscal year. Any proposed dividend in excess of this amount is called an "extraordinary dividend" and may not be paid until it is approved by the Commissioner of Insurance of the State of Rhode Island. The Company paid $.1 million, $10.0 million, and $30.0 million in dividends to Liberty Financial in 2001, 2000 and 1999, respectively. In connection with the Sun Life acquisition, the Company will not be allowed to make any dividend payments for a period of 18 months without the prior approval of the Rhode Island Insurance Department. Subsequent to the 18 month period, the amounts of dividends that the Company will be able to pay will be based upon current Rhode Island insurance law.

11. Transactions with Affiliated Companies

The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the ten-month period ended October 31, 2001 and the years ended December 31, 2000 and 1999. These reimbursements included corporate, general and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $6.1 million, $7.5 million, and $7.7 million for the ten-month period ended October 31, 2001 and the years ended December 31, 2000 and 1999, respectively. In addition, certain affiliated companies distribute the Company's products and were paid $47.1 million, $39.4 million, and $18.3 million by the Company for the ten-month period ended October 31, 2001 and the years ended December 31, 2000, and 1999, respectively.

There were no material related party transactions during the two months ended December 31, 2001.

12. Commitments and Contingencies

Leases

The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2008. Rental expense amounted to $7.1 million, $6.5 million, and $5.8 million for the ten-month period ended October 31, 2001 and for the years ended December 31, 2000 and 1999, respectively. The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2001 (in thousands):

2002	$ 4,637
2003	4,648
2004	4,692
2005	4,735
2006	4,801
Thereafter	5,562
$ 29,075

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Legal Matters

The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate, and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Investments

The Company has extended commitments to fund additional investments in private equity limited partnerships of $200.7 million.

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada

The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). These accounting principles differ in certain material respects from accounting principles generally accepted in Canada (Cdn GAAP), including the requirements of the Office of the Superintendent of Financial Institutions Canada. The differing basis of accounting primarily changes the incidence of profit recognition over the life of an insurance contract and certain investment valuation and income recognition practices. Regardless of the accounting basis chosen, the total profit of an insurance contract will not change.

Effective after the close of business on October 31, 2001, the Company was acquired by Sun Life of Canada (U.S.) Holdings, Inc., a holding company within the Sun Life Financial holding company system. The financial statement impact of differences in accounting principles between U.S. GAAP and Cdn GAAP as of December 31, 2001 and for the two-months ended December 31, 2001, as well as a description of the material differences, follow (in thousands).

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

A) Reconciliation of selected U.S. GAAP financial statement information to Cdn. GAAP:

i) Consolidated Statements of Income:

(Amounts in US $)	Two month period ended December 31, 2001
	U.S. GAAP	Cdn. GAAP
REVENUE
Premiums	$ -	$ 453,393
Net investment income	37,603	145,018
Derivative (loss) gain	99,972	11,309
Net realized losses	2,454
Fee income	10,953	11,467
	150,982	621,187

POLICY BENEFITS AND EXPENSES
Payments to policyholders,
beneficiaries and depositors	1,128	391,770
Increase in actuarial liabilities	-	142,352
Net transfer to segregated funds	-	20,501
Acquisition expense amortization	1,439	-
Amortization of value of business acquired	3,828	-
Other expenses	10,778	40,406
	17,173	595,029

Operating income before income taxes	133,809	26,158
Income taxes	46,833	9,155

Net operating income	$ 86,976	$ 17,003

ii) Comprehensive Income (Loss):

U.S. GAAP includes the concept of comprehensive income (loss). Comprehensive income (loss) is a measure of changes in the equity of the Company during the year and includes both net income (loss) and the unrealized gains and losses on available for sale securities. Additionally, other comprehensive income (loss) includes changes to deferred policy acquisition costs ("DAC") and the income tax impact arising from the unrealized gains and losses of available for sale securities.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

iii) Consolidated Balance Sheets:

	December 31, 2001
	U.S. GAAP	Cdn. GAAP
ASSETS
Fixed maturities	$ 11,999,671	$ 12,059,628
Common stocks	39,658	33,949
Mortgage loans	6,871	6,871
Policy loans	635,938	635,938
Other invested assets	521,259	590,610
Cash and short-term investments*	2,108,093	955,232
Invested assets	15,311,490	14,282,228

Accrued investment income	183,576	183,576
Deferred income taxes***	185,855	405,529
Deferred policy acquisition costs	28,299	-
Value of business acquired	95,155	-
Goodwill	714,755	1,194,356
Intangible assets	12,100	12,100
Receivable for investments sold	21,797	21,797
Federal income tax recoverable	1,622	-
Other assets	28,330	54,603
Separate account assets**	2,560,831	-
Total assets	$ 19,143,810	$ 16,154,189

Segregated fund net assets	$ -	$ 2,532,558

LIABILITIES AND CAPITAL AND SURPLUS
Reserves for future policy benefits	$ 13,627,126	$ 14,356,602
Payable for investments purchased and loaned	1,165,609	12,748
Deferred net realized gains	-	2,493
Federal income taxes payable	-	2,449
Other liabilities	56,837	56,417
Separate account liabilities**	2,532,557	-
Total liabilities	17,382,129	14,430,709

Stockholder's equity	1,761,681	1,723,480

Total liabilities and stockholder's equity	$ 19,143,810	$ 16,154,189

Segregated fund contract liabilities	$ -	$ 2,532,558

* Cdn. GAAP terminology is short-term securities.

** Cdn. GAAP terminology is segregated fund net assets and segregated fund contract liabilities.

*** Cdn. GAAP terminology is future income tax asset/liability.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

iv) Consolidated Statements of Stockholder's Equity:
	Two month period ended December 31, 2001
	U.S. GAAP	Cdn. GAAP

Common stock
Balance, beginning of period	$ 3,015	$ 3,015
Activity	-	-
Balance, end of period	3,015	3,015

Paid in capital
Balance, beginning of period	1,703,462	1,703,462
Activity	-	-
Balance, end of period	1,703,462	1,703,462

Retained earnings
Balance, beginning of period	-	-
Net income	86,976	17,003
Balance, end of period	86,976	17,003

Accumulated other comprehensive (loss) income
Balance, beginning of period	-	-
Changes for the period	(31,772)	-
Balance, end of period	(31,772)	-

Total stockholder's equity	$1,761,681	$1,723,480

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

v) Effect of material differences between U.S. GAAP and Cdn. GAAP net income (loss):

For the material differences between U.S. GAAP and Cdn. GAAP net income (loss) listed below, please refer to the following section for a description of the differences in accounting policies.

Two month period ended December 31, 2001

Net income in accordance with U.S. GAAP	$ 86,976
Adjustments related to:
Investments:
Fixed maturities	(2,355)
Common stocks	-
Derivative instruments	(88,663)
Limited partnerships	-
Other invested assets	-
Total investments	(91,018)
Deferred acquisition costs:
Deferred acquisition costs	(29,738)
Deferred acquisition costs - amortization and interest	1,439
Total deferred acquisition costs	(28,299)
Value of business acquired:
Value of business acquired - amortization and interest	3,828
Total value of business acquired	3,828
Actuarial liabilities & other policyholder revenues and expenses:
Premium and fees revenue	453,907
Payments to policyholders, beneficiaries and depositors	(283,216)
Actuarial liabilities	(142,352)
Net transfer to segregated funds	(20,501)
Total actuarial liabilities & other policyholder revenues and expenses	7,838

Income tax effect of above adjustments	(37,678)
Net income in accordance with Cdn. GAAP	$ 17,003

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

B) The following describes the material accounting policy differences between U.S. GAAP and Cdn. GAAP applicable to the Company:

For a complete description of U.S. GAAP accounting and actuarial policies, please refer to Note 2.

i) Fixed Maturities: Under U.S. GAAP, fixed maturities are carried at fair value. The fixed maturities are classified as available for sale and after tax unrealized gains and losses (net of adjustments to DAC) are reported as a separate component of accumulated other comprehensive income. Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for DAC amortization. Under Cdn. GAAP, bonds are carried at amortized cost. Realized gains and losses are deferred and amortized to income using the constant yield method over the remaining period to maturity. Deferred realized gains (losses), net, on bonds at December 31, 2001 are $2,493.

ii) Stocks: Under U.S. GAAP, common stocks are carried at fair value. Common stocks are classified as available for sale and after tax unrealized gains and losses (net of adjustments to DAC) are reported as a separate component of accumulated other comprehensive income (loss). Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for DAC amortization. Under Cdn. GAAP, stocks are originally recorded at cost. The carrying value is adjusted annually by 15% of the difference between market value and previously adjusted carrying value. Realized gains and losses are deferred and amortized into income at the rate of 15% per year. There were no material deferred realized gains and (losses), net, on stocks at December 31, 2001.

iii) Limited Partnerships: Under U.S. GAAP, limited partnerships, which are included in other invested assets, are accounted for on either the cost method or the equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership in excess of 3%. Under Cdn. GAAP, accounting for limited partnerships follows the accounting practices for the underlying investments in the partnerships. The Company invests in partnerships with underlying stock investments and therefore accounts for partnership investments on a method consistent with the accounting for stocks. There were no deferred realized gains and (losses), net, on limited partnerships at December 31, 2001.

iv) Derivatives: The Company uses interest rate swaps, total return swaps, cap agreements and call options to hedge its obligations to provide returns to its policyholders. Under U.S. GAAP, the Company has adopted and implemented Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset by the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in operations.

Under Cdn. GAAP, all the Company's derivatives are eligible for hedge accounting. Realized gains and losses are treated in a manner consistent with realized gains and losses of the underlying hedged assets or liabilities. The reporting basis does not affect the economic viability of any hedges.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

v) Deferred policy acquisition costs: DAC relates to the costs of acquiring new business, which vary with, and are primarily related to, the production of new annuity business. Such acquisition costs include commissions, costs of policy issuance, and underwriting and selling expenses. Under U.S. GAAP, these costs are deferred and amortized in relation to the present value of estimated gross profits from mortality; investment spread and expense margins over the estimated lives of the contracts. DAC is adjusted for amounts relating to unrealized gains and losses on available for sale fixed-maturity securities. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. Under Cdn. GAAP, costs of acquiring new insurance and annuity business are implicitly recognized in actuarial liabilities. The effect is to recognize these expenses over the premium paying period.

vi) Future income tax asset and liability: Under both U.S. and Cdn. GAAP, the Company provides for future income taxes on temporary differences between book and tax assets and liabilities. Differences between U.S. GAAP and Cdn. GAAP arise from differing accounting policies for assets and liabilities, the presentation of a valuation allowance in U.S. GAAP for future tax assets and differences in the recognition of tax rate changes. Differences are as follows:

	2001
	Future income tax asset		Future income tax liability
	U.S. GAAP	Cdn GAAP	U.S. GAAP	Cdn GAAP

Investments	$ 20,761	$ -	$ -	$ 38,923
Actuarial liabilities	62,311	311,226	-	-
Deferred acquisition costs	105,444	105,444	-	-
Other	1,557	27,782	4,218	-
Total	$ 190,073	$ 444,452	$ 4,218	$ 38,923

vii) Actuarial liabilities and contract holder deposits: Under U.S. GAAP, actuarial liabilities consists of deposits received plus interest, less accumulated policyholder charges, assessments and withdrawals related to deferred annuities and single-premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Under Cdn. GAAP, actuarial liabilities are calculated in accordance with generally accepted actuarial practice. This method uses the best estimate assumptions for future experience factors adjusted to provide modest margins for adverse deviation in each experience factor.

viii) Deferred net realized gains: Under U.S. GAAP, realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for DAC amortization. Cdn. GAAP defers and amortizes realized gains and losses on sales of invested assets.

ix) Premium revenue, fee income, maturities, and surrenders, and interest on claims and deposits: Under U.S. GAAP, amounts received for fixed and variable annuities and single-premium whole life policies, including mortality charges, surrender charges, policy fees and contract fees, are recognized when earned. Fees from investment advisory services are recognized as revenues when services are provided. Under Cdn. GAAP, premiums for universal life and other investment type contracts are recorded as revenue, and a liability for future policy benefits is established as a charge to income. Interest accrued on contracts is shown as an increase in actuarial liabilities.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Summary of Material Differences Between Accounting Principles Generally Accepted in the United States and in Canada (continued)

x) Segregated funds: Under U.S. GAAP, the assets and liabilities resulting from variable annuities and variable life policies are segregated in separate accounts; any excess of the separate account assets over separate account liabilities represents the Company's investment in certain segregated funds sponsored by affiliates of the Company and the Company's separate account liabilities to policyholders are carried at an amount equal to the accumulated separate account assets attributable to policyholders. Under Cdn. GAAP, assets and liabilities of segregated funds are shown separately from general assets and liabilities of the Company. The Company's investment in segregated funds is included in other invested assets, and the Company's segregated fund liabilities to policyholders are measured at surrender value.

C) Statement of Cash Flows: Under U.S. GAAP, deposits, maturities, and withdrawals are reflected as financing activities. Under Cdn. GAAP, deposits, maturities and withdrawals related to investment-type contracts are included in operating activities; these cash flow items are as follows:

2001
Deposits and withdrawals reclassified to operating activities:
Deposits to policyholders' accounts	$ 453,393
Withdrawals from policyholders' accounts	(412,271)


PART C

Item 24. Financial Statements and Exhibits


	(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2001
Statement of Operations and Changes in Net Assets for the years ended December 31, 2001 and 2000
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2001 and 2000
Consolidated Income Statement for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Consolidated Statement of Stockholder's Equity for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Consolidated Statement of Cash Flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Notes to Consolidated Financial Statements
	(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer
**	(4a)	Specimen Variable Annuity Contract of Keyport Life Insurance Company

**	(4b)	Form of Individual Retirement Annuity Endorsement

**	(5)	Form of Application for a Variable Annuity Contract

++	(6a)	Amended and Restated Articles of Incorporation of Keyport Life Insurance Company

++	(6b)	Amended and Restated By-Laws of Keyport Life Insurance Company
	(7)	Not applicable
++	(8a)	Participation Agreement as of June 30, 2001 Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

++	(8b)	Participation Agreement as of June 30, 2001 Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

+	(8c)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management L.P. and Keyport Life Insurance Company

***	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Auditors

	(11)	Not applicable

	(12)	Not applicable
+++	(13)	Schedule for Computations of Performance Quotations

	(14)	Not applicable

++	(15)	Chart of Affiliations

++	(16)	Powers of Attorney


*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.
**	Incorporated by reference to Registration Statement (File No. 333-84701) filed on or about August 6, 1999.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.

+	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement (File No. 333-1043) filed on or about October 16, 2000.

++	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

+++	To be filed by amendment.


Item 25. Directors and Officers of the Depositor.


Name and Principal	Positions and Offices
Business Address*	With Depositor

James C. Baillie	Director
Torys
Suite 3000, Maritime Life Tower
Toronto, Ontario MSK 1N2

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Angus A. MacNuaghton	Director
481 Kingswood Lane
Danville, CA 94506

James A. McNulty, III	President and Director
Sun Life Financial
One Sun Life Executive Park
Wellesley Hills, MA 02481

C. James Prieur	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario
Canada M5H 1J9

William W. Stinson	Director
2000 Somervale Court, #2402
Calgary, Alberta Canada T2Y 4J1

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robin L. Camara	Vice President, Human Resources and
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ronald J. Fernandes	Vice President, Operations, Retirement Products
112 Worcester Street	and Services
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Operations, Retirement Products
112Worcester Street	and Services
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Financial and
One Sun Life Executive Park	Administrative Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President and Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.


     The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.


     The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

     The Depositor controls Keyport Benefit Life Insurance Company ("Keyport Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. Keyport Benefit files separate financial statements.


     The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

Item 27. Number of Contract Owners.

     As of Marchl 31, 2002, there were 115 Qualified Contract Owners and 48 Non-Qualified Contract Owners.


Item 28. Indemnification.

     Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.


     Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for Variable Account A of Keyport Benefit Life Insurance Company; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company. KFSC receives no compensation for its services.

The directors and officers of Keyport Financial Services Corp. are:

Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Director and Vice President

Rogelio P. Japlit	Treasurer

* One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.


Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or equivalent electronic method; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

SIGNATURES


SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 25th day of April, 2002.

Variable Account A
(Registrant)

BY:	Keyport Life Insurance Company
(Depositor)

BY:	/s/ James A. McNulty, III
James A. McNulty, III
President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James C. Baillie*	/s/ James A. McNulty, III	April 25, 2002
James C. Baillie	James A. McNulty, III	Date
Director	President
(Principal Executive Officer)

/s/ David D. Horn*
David D. Horn	/s/ Davey S. Scoon	April 25, 2002
Director	Davey S. Scoon	Date
Vice President, Chief Financial and
Administrative Officer and Treasurer
(Principal Financial and Accounting Officer)
/s/ Angus A. MacNuaghton*
Angus A. MacNuaghton
Director

/s/ James A. McNulty, III*
James A. McNulty, III
Director

/s/ C. James Prieur*
C. James Prieur
Director

/s/ S. Caesar Raboy*
S. Caesar Raboy
Director

/s/ Donald A. Stewart*
Donald A. Stewart
Director

/s/ William W. Stinson*
William W. Stinson
Director

*BY:	/s/ James J. Klopper	April 25, 2002
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of the above Directors of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.


EXHIBIT INDEX

Item		Page

(10)	Consent of Independent Auditors